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                             [LOGO OF NATIONWIDE(R)]

                                  NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-717-12/03

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                             [LOGO OF NATIONWIDE(R)]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 47. This summary also includes certain performance measures for each fund series for the period indicated.

Statement of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statement of Operations shows income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statement of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 38, provide further disclosures about the variable account and its underlying contract provisions.

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                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:
   Investments at fair value:

      American Century Growth Fund - Investor Class (ACGroI)
         474,404 shares (cost $12,651,534)...............................................   $ 8,510,815
      American Century Income & Growth Fund - Advisor Class (ACIncGroA)
         75,389 shares (cost $2,009,752).................................................     2,086,754
      American Century Income & Growth Fund - Investor Class (ACIncGroI)
         260,365 shares (cost $7,746,409)................................................     7,212,099
      American Century International Growth Fund - Advisor Class (ACIntlGrA)
         133,818 shares (cost $1,020,604)................................................     1,061,177
      American Century International Growth Fund - Investor Class (ACIntlGrI)
         260,193 shares (cost $1,735,938)................................................     2,065,931
      American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
         358,674 shares (cost $3,468,376)................................................     3,454,028
      American Century Ultra(R) Fund - Investor Class (ACUltraI)
         694,932 shares (cost $24,311,572)...............................................    18,519,932
      Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro)
         135,986 shares (cost $5,227,277)................................................     3,726,015
      Credit Suisse Global Fixed Income Fund - Common Shares (CSGlFixI)
         100,704 shares (cost $1,036,147)................................................     1,017,108
      Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class (DeHYBd)
         176,392 shares (cost $509,830)..................................................       562,689
      Dreyfus A Bonds Plus, Inc. (DryABonds)
         246,225 shares (cost $3,400,294)................................................     3,454,532
      Dreyfus Appreciation Fund, Inc. (DryApp)
         130,886 shares (cost $4,713,893)................................................     4,861,088
      Dreyfus Balanced Fund, Inc. (DryBal)
         147,968 shares (cost $2,015,104)................................................     1,978,329
      Dreyfus Emerging Leaders Fund (DryELead)
         2,597 shares (cost $94,625).....................................................       100,549
      Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
         156,299 shares (cost $1,595,237)................................................     1,239,449
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         564,098 shares (cost $20,943,782)...............................................    18,293,702
      Evergreen Equity Income Fund - Class I (EvInc)
         38,788 shares (cost $787,278)...................................................       867,298
      Federated Equity Income Fund - Class F Shares (FedEqInc)
         6,597 shares (cost $96,587).....................................................       105,348
      Federated High Yield Trust (FedHiYld)
         296,531 shares (cost $1,784,798)................................................     1,794,011
      Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
         27,271 shares (cost $274,194)...................................................       280,892
      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         248,217 shares (cost $2,160,202)................................................     2,273,672
      Fidelity(R) Advisor Balanced Fund - Class A (FidABalA)
         51,870 shares (cost $792,694)...................................................       820,581

      Fidelity(R) Advisor Balanced Fund - Class T (FidABalT)
         75,937 shares (cost $1,207,679).................................................   $ 1,206,640
      Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA)
         25,451 shares (cost $1,051,597).................................................     1,126,706
      Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA)
         129,171 shares (cost $2,796,544)................................................     3,300,312
      Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT)
         129,965 shares (cost $3,101,408)................................................     3,359,592
      Fidelity(R) Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
         13,795 shares (cost $347,852)...................................................       390,136
      Fidelity(R) Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
         163,062 shares (cost $6,055,484)................................................     4,670,099
      Fidelity(R) Advisor High Income Advantage Fund - Class T (FidAHiIncT)
         408,419 shares (cost $3,759,987)................................................     3,879,979
      Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
         40,582 shares (cost $596,874)...................................................       631,047
      Fidelity(R) Asset Manager(TM)(FidAsMgr)
         285,179 shares (cost $4,693,747)................................................     4,494,424
      Fidelity(R) Capital & Income Fund (FidCapInc)
         84,353 shares (cost $745,042)...................................................       679,888
      Fidelity(R) Equity-Income Fund (FidEqInc)
         210,223 shares (cost $10,216,289)...............................................    10,458,582
      Fidelity(R) Magellan(R) Fund (FidMgln)
         223,111 shares (cost $27,564,493)...............................................    21,806,884
      Fidelity(R) Puritan(R) Fund (FidPurtn)
         579,918 shares (cost $10,796,365)................................................    10,711,093
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         9,130 shares (cost $89,875).....................................................        63,455
      Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
         283,616 shares (cost $5,353,514)................................................     5,924,741
      Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
         60,904 shares (cost $1,786,569).................................................     1,840,525
      Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
         24,261 shares (cost $972,095)...................................................     1,154,087
      Gartmore Bond Fund - Class D (GartBond)
         254,560 shares (cost $2,416,967)................................................     2,476,867
      Gartmore Government Bond Fund - Class D (GartGvtBd)
         645,469 shares (cost $6,961,496)................................................     6,687,058
      Gartmore Growth Fund - Class A (GartGrowA)
         56,273 shares (cost $339,015)...................................................       344,955
      Gartmore Growth Fund - Class D (GartGrow)
         243,011 shares (cost $1,455,803)................................................     1,509,099
      Gartmore GVIT J.P Morgan Balanced Fund - Class I (GVITJPBal)
         10,487 shares (cost $91,042)....................................................        98,369
      Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
         49,263 shares (cost $357,284)...................................................       409,376
      Gartmore ID Conservative Fund - Service Class (GartIDCon)
         78,527 shares (cost $771,496)...................................................       787,623
      Gartmore ID Moderate Fund - Service Class (GartIDMod)
         113,060 shares (cost $952,887)..................................................     1,057,109
      Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
         161,335 shares (cost $1,386,963)................................................     1,418,135

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

      Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
         85,431 shares (cost $802,250)...................................................   $    831,242
      Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
         100,310 shares (cost $975,337)..................................................      1,115,451
      Gartmore Money Market Fund - Prime Shares (GartMyMkt)
         10,938,797 shares (cost $10,938,797)............................................     10,938,797
      Gartmore Money Market Fund - Service Class (GartMyMktS)
         11,007,217 shares (cost $11,007,217)............................................     11,007,217
      Gartmore Nationwide(R) Fund - Class D (GartNWFund)
         305,486 shares (cost $6,934,753)................................................      5,727,871
      Gartmore Value Opportunities Fund - Class A (GartValOpp)
         12,734 shares (cost $171,733)...................................................        196,862
      INVESCO Dynamics Fund - Investor Class (InvDynam)
         444,663 shares (cost $7,937,784)................................................      6,554,332
      INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr)
         51,103 shares (cost $566,980)...................................................        568,269
      INVESCO Total Return Fund - Investor Class (InvTotRet)
         17,195 shares (cost $413,311)...................................................        411,651
      Janus Adviser Balanced Fund (JanBal)
          60,518 shares (cost $1,339,017)................................................      1,427,620
      Janus Adviser International Fund (JanIntl)
          30,097 shares (cost $699,730)..................................................        730,465
      Janus Adviser Worldwide Fund (JanWorld)
         49,226 shares (cost $1,201,025).................................................      1,299,074
      Janus Fund (JanFund)
         469,255 shares (cost $17,174,013)...............................................     11,013,415
      Janus Twenty Fund (Jan20Fd)
          629,940 shares (cost $40,231,385)..............................................     22,784,942
      Janus Worldwide Fund (JanWrldwde)
          255,679 shares (cost $17,054,273)..............................................     10,109,561
      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         131,589 shares (cost $2,116,082)................................................      2,558,099
      MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
         108,533 shares (cost $697,859)..................................................        741,278
      Nationwide(R) Bond Index Fund - Class A (NWBdIx)
         15,702 shares (cost $175,024)...................................................        173,507
      Nationwide(R) International Index Fund - Class A (NWIntIndx)
         97,554 shares (cost $680,190)...................................................        700,439
      Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
         35,147 shares (cost $344,732)...................................................        433,010
      Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx)
         348,096 shares (cost $2,817,688)................................................      3,324,316
      Nationwide(R) Small Cap Fund - Class A (NWSmCap)
         149,082 shares (cost $2,158,569)................................................      2,125,904
      Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx)
         28,145 shares (cost $267,601)...................................................        298,903
      Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
         228,169 shares (cost $3,640,951)................................................      3,265,100
      Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
         238,650 shares (cost $5,320,115)................................................      5,056,998

      Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
         275,987 shares (cost $9,544,415)................................................   $ 10,219,817
      Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
         31,032 shares (cost $331,793)...................................................        350,041
      Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
         13,702 shares (cost $209,151)...................................................        223,615
      Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares (NBLtdMat)
         145,358 shares (cost $1,403,787)................................................      1,393,981
      Oppenheimer Capital Appreciation Fund A (OppCapApA)
         40,436 shares (cost $1,391,525).................................................      1,565,663
      Oppenheimer Champion Income Fund A (OppChpInc)
         7,738 shares (cost $70,199).....................................................         73,745
      Oppenheimer Global Fund A (OppGlob)
         332,573 shares (cost $15,563,423)...............................................     17,127,484
      Oppenheimer Strategic Income Fund - Class A (OppStrInc)
         56,272 shares (cost $229,901)...................................................        237,470
      Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
         66,742 shares (cost $953,313)...................................................        991,780
      PIMCO Total Return Fund - Class A (PimTotRet)
         240,347 shares (cost $2,579,485)................................................      2,574,118
      Putnam International Equity Fund - Class A (PIntEq)
         14,853 shares (cost $288,863)...................................................        306,865
      Putnam Voyager Fund - Class A (PVoyager)
         4,793 shares (cost $73,190).....................................................         75,964
      Strong Advisor Common Stock Fund - Class Z (StComStk)
         190,062 shares (cost $3,543,919)................................................      4,209,874
      Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
         19,413 shares (cost $211,498)...................................................        226,745
      Strong Growth and Income Fund (StrGrInc)
         11,235 shares (cost $195,928)...................................................        221,105
      Strong Large Cap Growth Fund (StLCap)
         104,135 shares (cost $3,149,942)................................................      2,180,577
      Templeton Foreign Fund - Class A (TemForFd)
         690,596 shares (cost $6,902,363)................................................      7,347,941
      Van Kampen Growth and Income Fund - Class A (VKGrInc)
         26,322 shares (cost $438,535)...................................................        474,848
      Van Kampen Growth Fund - Class A (VKGro)
         1,029 shares (cost $18,229).....................................................         18,642
      Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec)
         3,992 shares (cost $67,946).....................................................         72,102
      Waddell & Reed Advisors Small Cap Fund, Inc. - Class A (WRAdSmCap)
         712 shares (cost $8,437)........................................................          9,126
                                                                                            ------------
            Total investments............................................................    328,068,606
   Accounts receivable...................................................................             --
                                                                                            ------------
            Total assets.................................................................    328,068,606
Accounts payable.........................................................................         10,480
                                                                                            ------------
Contract owners' equity (note 4).........................................................   $328,058,126
                                                                                            ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                           Total         ACGrol     ACIncGroA    ACIncGrol
                                                       -------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $   3,773,727           --       34,258      112,426
   Mortality and expense risk charges (note 2) .....      (3,663,920)    (101,945)     (21,454)     (82,566)
                                                       -------------   ----------   ----------   ----------
      Net investment income (loss) .................         109,807     (101,945)      12,804       29,860
                                                       -------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     709,490,284    1,352,419    7,056,128      961,724
   Cost of mutual fund shares sold .................    (723,809,323)  (2,247,264)  (6,739,563)  (1,241,524)
                                                       -------------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (14,319,039)    (894,845)     316,565     (279,800)
   Change in unrealized gain (loss)
      on investments ...............................      73,799,490    2,615,812      242,365    1,831,969
                                                       -------------   ----------   ----------   ----------
      Net gain (loss) on investments ...............      59,480,451    1,720,967      558,930    1,552,169
                                                       -------------   ----------   ----------   ----------
   Reinvested capital gains ........................         612,375           --           --           --
                                                       -------------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  60,202,633    1,619,022      571,734    1,582,029
                                                       =============   ==========   ==========   ==========

                                                        ACIntlGrA     ACIntlGrl    ACSTGvtl     ACUItral
                                                       -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................         4,721       14,833       77,806           --
   Mortality and expense risk charges (note 2) .....        (6,268)     (22,011)     (48,359)    (212,334)
                                                       -----------   ----------   ----------   ----------
      Net investment income (loss) .................        (1,547)      (7,178)      29,447     (212,334)
                                                       -----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    33,684,168    1,570,528    2,269,920    2,170,186
   Cost of mutual fund shares sold .................   (33,440,484)  (1,691,171)  (2,244,902)  (3,029,255)
                                                       -----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........       243,684     (120,643)      25,018     (859,069)
   Change in unrealized gain (loss)
      on investments ...............................        43,865      513,418      (61,527)   4,660,185
                                                       -----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............       287,549      392,775      (36,509)   3,801,116
                                                       -----------   ----------   ----------   ----------
   Reinvested capital gains ........................            --           --           --           --
                                                       -----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       286,002      385,597       (7,062)   3,588,782
                                                       ===========   ==========   ==========   ==========

                                                         CSEmGro    CSGIFixl    DeHYBd    DryABonds
                                                       ----------   --------   --------   ---------
Investment activity:
   Reinvested dividends ............................   $       --    106,571     42,080    137,384
   Mortality and expense risk charges (note 2) .....      (38,328)   (12,117)    (5,847)   (46,031)
                                                       ----------   --------   --------   --------
      Net investment income (loss) .................      (38,328)    94,454     36,233     91,353
                                                       ----------   --------   --------   --------

   Proceeds from mutual fund shares sold ...........      488,334    677,432    220,011    712,452
   Cost of mutual fund shares sold .................     (952,863)  (651,383)  (249,570)  (687,201)
                                                       ----------   --------   --------   --------
      Realized gain (loss) on investments ..........     (464,529)    26,049    (29,559)    25,251
   Change in unrealized gain (loss)
      on investments ...............................    1,550,107    (17,797)   100,802      7,309
                                                       ----------   --------   --------   --------
      Net gain (loss) on investments ...............    1,085,578      8,252     71,243     32,560
                                                       ----------   --------   --------   --------
   Reinvested capital gains ........................           --         --         --         --
                                                       ----------   --------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $1,047,250    102,706    107,476    123,913
                                                       ==========   ========   ========   ========

                                                        DryApp     DryBal    DryELead   Dry3dCen
                                                       --------   --------   --------   --------
Investment activity:
   Reinvested dividends ............................     52,854     21,043        --          --
   Mortality and expense risk charges (note 2) .....    (44,558)   (19,134)     (763)    (13,992)
                                                       --------   --------    ------    --------
      Net investment income (loss) .................      8,296      1,909      (763)    (13,992)
                                                       --------   --------    ------    --------

   Proceeds from mutual fund shares sold ...........    453,908    161,270     2,003     275,608
   Cost of mutual fund shares sold .................   (646,083)  (204,258)   (2,069)   (576,633)
                                                       --------   --------    ------    --------
      Realized gain (loss) on investments ..........   (192,175)   (42,988)      (66)   (301,025)
   Change in unrealized gain (loss)
      on investments ...............................    863,838    292,139    23,426     549,605
                                                       --------   --------    ------    --------
      Net gain (loss) on investments ...............    671,663    249,151    23,360     248,580
                                                       --------   --------    ------    --------
   Reinvested capital gains ........................         --         --        --          --
                                                       --------   --------    ------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    679,959    251,060    22,597     234,588
                                                       ========   ========    ======    ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                         Dry500lx     Evlnc    FedEqlnc    FedHiYld
                                                       -----------   -------   --------   ----------
Investment activity:
   Reinvested dividends ............................   $   196,545    16,651     1,711       129,098
   Mortality and expense risk charges (note 2) .....      (209,239)   (9,002)     (838)      (19,593)
                                                       -----------   -------   -------    ----------
      Net investment income (loss) .................       (12,694)    7,649       873       109,505
                                                       -----------   -------   -------    ----------

   Proceeds from mutual fund shares sold ...........     2,251,071    69,927   105,169     4,062,703
   Cost of mutual fund shares sold .................    (3,092,384)  (80,625)  (98,391)   (3,910,366)
                                                       -----------   -------   -------    ----------
      Realized gain (loss) on investments ..........      (841,313)  (10,698)    6,778       152,337
   Change in unrealized gain (loss)
      on investments ...............................     4,687,800   191,783     9,564        26,700
                                                       -----------   -------   -------    ----------
      Net gain (loss) on investments ...............     3,846,487   181,085    16,342       179,037
                                                       -----------   -------   -------    ----------
   Reinvested capital gains ........................            --        --        --            --
                                                       -----------   -------   -------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 3,833,793   188,734    17,215       288,542
                                                       ===========   =======   =======    ==========

                                                       Fedlntlnc    FedBdFd   FidABalA   FidABalT
                                                       ---------   --------   --------   --------
Investment activity:
   Reinvested dividends ............................     11,661     147,144    17,167      23,144
   Mortality and expense risk charges (note 2) .....     (2,650)    (29,206)   (8,335)    (15,191)
                                                        -------    --------   -------    --------
      Net investment income (loss) .................      9,011     117,938     8,832       7,953
                                                        -------    --------   -------    --------

   Proceeds from mutual fund shares sold ...........     21,904     854,415    87,854     287,664
   Cost of mutual fund shares sold .................    (21,075)   (843,952)  (97,838)   (351,841)
                                                        -------    --------   -------    --------
      Realized gain (loss) on investments ..........        829      10,463    (9,984)    (64,177)
   Change in unrealized gain (loss)
      on investments ...............................      1,133     124,604   115,015     232,305
                                                        -------    --------   -------    --------
      Net gain (loss) on investments ...............      1,962     135,067   105,031     168,128
                                                        -------    --------   -------    --------
   Reinvested capital gains ........................         --          --        --          --
                                                        -------    --------   -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     10,973     253,005   113,863     176,081
                                                        =======    ========   =======    ========

                                                        FidAEGroA    FidAEqlncA   FidAEqlncT   FidAGrOppA
                                                       -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $        --       27,135      25,537       1,104
   Mortality and expense risk charges (note 2) .....        (7,917)     (26,562)    (36,621)     (3,636)
                                                       -----------   ----------    --------     -------
      Net investment income (loss) .................        (7,917)         573     (11,084)     (2,532)
                                                       -----------   ----------    --------     -------

   Proceeds from mutual fund shares sold ...........     1,705,566    2,177,848     469,389      49,324
   Cost of mutual fund shares sold .................    (1,644,394)  (2,259,464)   (547,959)    (60,077)
                                                       -----------   ----------    --------     -------
      Realized gain (loss) on investments ..........        61,172      (81,616)    (78,570)    (10,753)
   Change in unrealized gain (loss)
      on investments ...............................       152,950      711,463     783,347      93,819
                                                       -----------   ----------    --------     -------
      Net gain (loss) on investments ...............       214,122      629,847     704,777      83,066
                                                       -----------   ----------    --------     -------
   Reinvested capital gains ........................            --           --          --          --
                                                       -----------   ----------    --------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   206,205      630,420     693,693      80,534
                                                       ===========   ==========    ========     =======

                                                       FidAGrOppT   FidAHilncT     FidAOvA     FidAsMgr
                                                       ----------   ----------   -----------   --------
Investment activity:
   Reinvested dividends ............................        6,440      383,298         4,742    109,603
   Mortality and expense risk charges (note 2) .....      (53,179)     (45,583)       (4,831)   (55,703)
                                                       ----------   ----------   -----------   --------
      Net investment income (loss) .................      (46,739)     337,715           (89)    53,900
                                                       ----------   ----------   -----------   --------

   Proceeds from mutual fund shares sold ...........      671,887    8,992,674    51,621,234    710,109
   Cost of mutual fund shares sold .................   (1,441,766)  (8,373,430)  (51,284,567)  (862,692)
                                                       ----------   ----------   -----------   --------
      Realized gain (loss) on investments ..........     (769,879)     619,244       336,667   (152,583)
   Change in unrealized gain (loss)
      on investments ...............................    1,816,523      187,231        34,682    719,171
                                                       ----------   ----------   -----------   --------
      Net gain (loss) on investments ...............    1,046,644      806,475       371,349    566,588
                                                       ----------   ----------   -----------   --------
   Reinvested capital gains ........................           --           --            --         --
                                                       ----------   ----------   -----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      999,905    1,144,190       371,260    620,488
                                                       ==========   ==========   ===========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    FidCapInc    FidEqInc      FidMgln     FidPurtn
                                                    ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................   $  50,648      142,577      171,666      265,523
   Mortality and expense risk charges (note 2)...      (8,038)    (113,314)    (263,582)    (129,750)
                                                    ---------   ----------   ----------   ----------
      Net investment income (loss) ..............      42,610       29,263      (91,916)     135,773
                                                    ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ........      57,309    1,447,817    3,362,442    1,831,915
   Cost of mutual fund shares sold ..............     (74,210)  (1,950,489)  (4,300,463)  (2,043,361)
                                                    ---------   ----------   ----------   ----------
      Realized gain (loss) on investments .......     (16,901)    (502,672)    (938,021)    (211,446)
   Change in unrealized gain (loss)
      on investments ............................     165,265    2,533,317    5,246,074    1,782,367
                                                    ---------   ----------   ----------   ----------
      Net gain (loss) on investments ............     148,364    2,030,645    4,308,053    1,570,921
                                                    ---------   ----------   ----------   ----------
   Reinvested capital gains .....................          --      188,952           --      172,637
                                                    ---------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 190,974    2,248,860    4,216,137    1,879,331
                                                    =========   ==========   ==========   ==========

                                                    FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                                                    --------   ----------   -----------   ---------
Investment activity:
   Reinvested dividends .........................     4,086        70,381           --       3,964
   Mortality and expense risk charges (note 2)...      (749)      (57,909)     (13,995)     (9,057)
                                                    -------    ----------   ----------     -------
      Net investment income (loss) ..............     3,337        12,472      (13,995)     (5,093)
                                                    -------    ----------   ----------     -------

   Proceeds from mutual fund shares sold ........       787       939,462    8,254,133      87,853
   Cost of mutual fund shares sold ..............    (1,474)   (1,107,840)  (8,077,862)    (84,466)
                                                    -------    ----------   ----------     -------
      Realized gain (loss) on investments .......      (687)     (168,378)     176,271       3,387
   Change in unrealized gain (loss)
      on investments ............................    10,294     1,256,592      247,509     217,960
                                                    -------    ----------   ----------     -------
      Net gain (loss) on investments ............     9,607     1,088,214      423,780     221,347
                                                    -------    ----------   ----------     -------
   Reinvested capital gains .....................        --            --           --       7,293
                                                    -------    ----------   ----------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    12,944     1,100,686      409,785     223,547
                                                    =======    ==========   ==========     =======

                                                      GartBond     GartGvtBd   GartGrowA    GartGrow
                                                    -----------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends .........................   $   130,950      283,016        --            490
   Mortality and expense risk charges (note 2)...       (33,304)     (87,850)     (147)       (15,776)
                                                    -----------   ----------    ------     ----------
      Net investment income (loss) ..............        97,646      195,166      (147)       (15,286)
                                                    -----------   ----------    ------     ----------

   Proceeds from mutual fund shares sold ........     1,057,562    5,119,277     5,373      4,058,473
   Cost of mutual fund shares sold ..............    (1,027,075)  (5,103,950)   (5,350)    (5,102,204)
                                                    -----------   ----------    ------     ----------
      Realized gain (loss) on investments .......        30,487       15,327        23     (1,043,731)
   Change in unrealized gain (loss)
      on investments ............................        (2,902)    (327,516)    5,940      1,402,010
                                                    -----------   ----------    ------     ----------
      Net gain (loss) on investments ............        27,585     (312,189)    5,963        358,279
                                                    -----------   ----------    ------     ----------
   Reinvested capital gains .....................            --      160,200        --             --
                                                    -----------   ----------    ------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   125,231       43,177     5,816        342,993
                                                    ===========   ==========    ======     ==========

                                                    GVITJPBal   GartIDAgg   GartIDCon   GartIDMod
                                                    ---------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends .........................      1,300       2,763      11,283       14,177
   Mortality and expense risk charges (note 2)...       (868)     (1,941)     (4,597)      (8,695)
                                                     -------      ------      ------     --------
      Net investment income (loss) ..............        432         822       6,686        5,482
                                                     -------      ------      ------     --------

   Proceeds from mutual fund shares sold ........     35,076       2,862       4,110      120,771
   Cost of mutual fund shares sold ..............    (38,318)     (3,273)     (4,148)    (137,980)
                                                     -------      ------      ------     --------
      Realized gain (loss) on investments .......     (3,242)       (411)        (38)     (17,209)
   Change in unrealized gain (loss)
      on investments ............................     14,496      51,775      22,864      145,327
                                                     -------      ------      ------     --------
      Net gain (loss) on investments ............     11,254      51,364      22,826      128,118
                                                     -------      ------      ------     --------
   Reinvested capital gains .....................         --          --          --           --
                                                     -------      ------      ------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     11,686      52,186      29,512      133,600
                                                     =======      ======      ======     ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    GartIDModAgg   GartIDModCon   GartLgCpVal    GartMyMkt
                                                    ------------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends .........................   $     9,383        5,818           8,659         84,359
   Mortality and expense risk charges (note 2)...        (5,091)      (2,335)         (9,004)      (176,789)
                                                    -----------       ------        --------    -----------
      Net investment income (loss) ..............         4,292        3,483            (345)       (92,430)
                                                    -----------       ------        --------    -----------

   Proceeds from mutual fund shares sold ........     1,672,137        6,334         280,807     10,657,482
   Cost of mutual fund shares sold ..............    (1,587,883)      (6,065)       (324,822)   (10,657,482)
                                                    -----------       ------        --------    -----------
      Realized gain (loss) on investments .......        84,254          269         (44,015)            --
   Change in unrealized gain (loss)
      on investments ............................        38,893       28,912         233,914             --
                                                    -----------       ------        --------    -----------
      Net gain (loss) on investments ............       123,147       29,181         189,899             --
                                                    -----------       ------        --------    -----------
   Reinvested capital gains .....................            --           --              --             --
                                                    -----------       ------        --------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   127,439       32,664         189,554        (92,430)
                                                    ===========       ======        ========    ===========

                                                     GartMyMktS    GartNWFund   GartValOpp    InvDynam
                                                    ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................         50,937       41,380         86             --
   Mortality and expense risk charges (note 2)...       (129,956)     (65,307)    (1,025)       (70,766)
                                                    ------------   ----------    -------     ----------
      Net investment income (loss) ..............        (79,019)     (23,927)      (939)       (70,766)
                                                    ------------   ----------    -------     ----------

   Proceeds from mutual fund shares sold ........    313,240,851      553,046     10,236      1,611,591
   Cost of mutual fund shares sold ..............   (313,240,851)  (1,088,304)   (10,232)    (3,747,012)
                                                    ------------   ----------    -------     ----------
      Realized gain (loss) on investments .......             --     (535,258)         4     (2,135,421)
   Change in unrealized gain (loss)
      on investments ............................             --    1,720,268     31,029      3,917,838
                                                    ------------   ----------    -------     ----------
      Net gain (loss) on investments ............             --    1,185,010     31,033      1,782,417
                                                    ------------   ----------    -------     ----------
   Reinvested capital gains .....................             --           --         --             --
                                                    ------------   ----------    -------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        (79,019)   1,161,083     30,094      1,711,651
                                                    ============   ==========    =======     ==========

                                                     InvSmCoGr    InvTotRet     JanBal       JanIntl
                                                    -----------   ---------   ----------   -----------
Investment activity:
   Reinvested dividends .........................   $        --      5,788        22,646         3,743
   Mortality and expense risk charges (note 2)...        (6,675)    (4,513)      (15,804)       (5,245)
                                                    -----------   --------    ----------   -----------
      Net investment income (loss) ..............        (6,675)     1,275         6,842        (1,502)
                                                    -----------   --------    ----------   -----------

   Proceeds from mutual fund shares sold ........     5,723,756     86,008     1,464,820    46,423,258
   Cost of mutual fund shares sold ..............    (5,683,537)  (109,274)   (1,432,346)  (46,037,280)
                                                    -----------   --------    ----------   -----------
      Realized gain (loss) on investments .......        40,219    (23,266)       32,474       385,978
   Change in unrealized gain (loss)
      on investments ............................        61,304     72,307       132,944        31,646
                                                    -----------   --------    ----------   -----------
      Net gain (loss) on investments ............       101,523     49,041       165,418       417,624
                                                    -----------   --------    ----------   -----------
   Reinvested capital gains .....................            --         --            --            --
                                                    -----------   --------    ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $    94,848     50,316       172,260       416,122
                                                    ===========   ========    ==========   ===========

                                                      JanWorld      JanFund      Jan20Fd    JanWrldwde
                                                    -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................         7,097           --      110,433       92,249
   Mortality and expense risk charges (note 2)...       (14,075)    (128,527)    (279,142)    (123,473)
                                                    -----------   ----------   ----------   ----------
      Net investment income (loss) ..............        (6,978)    (128,527)    (168,709)     (31,224)
                                                    -----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ........    18,032,991    1,834,657    3,596,979    1,823,448
   Cost of mutual fund shares sold ..............   (17,881,907)  (3,920,762)  (7,047,430)  (2,886,680)
                                                    -----------   ----------   ----------   ----------
      Realized gain (loss) on investments .......       151,084   (2,086,105)  (3,450,451)  (1,063,232)
   Change in unrealized gain (loss)
      on investments ............................       126,405    4,853,657    8,216,691    3,051,655
                                                    -----------   ----------   ----------   ----------
      Net gain (loss) on investments ............       277,489    2,767,552    4,766,240    1,988,423
                                                    -----------   ----------   ----------   ----------
   Reinvested capital gains .....................            --           --           --           --
                                                    -----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       270,511    2,639,025    4,597,531    1,957,199
                                                    ===========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                         LazSmCap    MFSStratIncA    NWBdIx    NWIntIndx
                                                       -----------   ------------   -------   -----------
Investment activity:
   Reinvested dividends ............................   $        --       37,460       5,594         3,757
   Mortality and expense risk charges (note 2) .....       (26,117)      (8,239)     (1,864)       (2,582)
                                                       -----------     --------     -------   -----------
      Net investment income (loss) .................       (26,117)      29,221       3,730         1,175
                                                       -----------     --------     -------   -----------

   Proceeds from mutual fund shares sold ...........     3,334,959      175,917      83,586    25,529,281
   Cost of mutual fund shares sold .................    (3,452,413)    (171,366)    (82,947)  (25,290,411)
                                                       -----------     --------     -------   -----------
      Realized gain (loss) on investments ..........      (117,454)       4,551         639       238,870
   Change in unrealized gain (loss)
      on investments ...............................       823,380       37,811      (2,945)       20,252
                                                       -----------     --------     -------   -----------
      Net gain (loss) on investments ...............       705,926       42,362      (2,306)      259,122
                                                       -----------     --------     -------   -----------
   Reinvested capital gains ........................            --           --          --            67
                                                       -----------     --------     -------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   679,809       71,583       1,424       260,364
                                                       ===========     ========     =======   ===========

                                                       NWLgCapGr   NWMdCpMkt   NWSP500Indx     NWSmCap
                                                       ---------   ---------   -----------   ----------
Investment activity:
   Reinvested dividends ............................         --       1,346        28,772            --
   Mortality and expense risk charges (note 2) .....     (2,964)     (3,387)      (32,793)      (16,081)
                                                       --------     -------    ----------    ----------
      Net investment income (loss) .................     (2,964)     (2,041)       (4,021)      (16,081)
                                                       --------     -------    ----------    ----------

   Proceeds from mutual fund shares sold ...........    699,694      50,703     2,123,805     4,589,784
   Cost of mutual fund shares sold .................   (687,821)    (47,474)   (2,562,430)   (4,265,389)
                                                       --------     -------    ----------    ----------
      Realized gain (loss) on investments ..........     11,873       3,229      (438,625)      324,395
   Change in unrealized gain (loss)
      on investments ...............................     39,317      88,456     1,083,044        73,718
                                                       --------     -------    ----------    ----------
      Net gain (loss) on investments ...............     51,190      91,685       644,419       398,113
                                                       --------     -------    ----------    ----------
   Reinvested capital gains ........................         --       4,169            --        28,030
                                                       --------     -------    ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     48,226      93,813       640,398       410,062
                                                       ========     =======    ==========    ==========

                                                       NWSmCapIx    NBEFGuard    NBEFPart      NBETGen
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $     858        9,149        1,476           --
   Mortality and expense risk charges (note 2) .....      (1,582)     (40,588)     (56,945)     (97,694)
                                                       ---------   ----------   ----------   ----------
      Net investment income (loss) .................        (724)     (31,439)     (55,469)     (97,694)
                                                       ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     343,738      847,720      772,190    8,594,734
   Cost of mutual fund shares sold .................    (330,975)  (1,451,692)  (1,192,772)  (7,325,777)
                                                       ---------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........      12,763     (603,972)    (420,582)   1,268,957
   Change in unrealized gain (loss)
      on investments ...............................      32,295    1,529,560    1,761,525      970,033
                                                       ---------   ----------   ----------   ----------
      Net gain (loss) on investments ...............      45,058      925,588    1,340,943    2,238,990
                                                       ---------   ----------   ----------   ----------
   Reinvested capital gains ........................       4,624           --           --        5,247
                                                       ---------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  48,958      894,149    1,285,474    2,146,543
                                                       =========   ==========   ==========   ==========

                                                       NBETGuard    NBETPart    NBLtdMat   OppCapApA
                                                       ---------   ----------   --------   ---------
Investment activity:
   Reinvested dividends ............................        606            --     49,361         --
   Mortality and expense risk charges (note 2) .....     (3,437)       (2,339)   (18,261)    (9,820)
                                                        -------    ----------   --------   --------
      Net investment income (loss) .................     (2,831)       (2,339)    31,100     (9,820)
                                                        -------    ----------   --------   --------

   Proceeds from mutual fund shares sold ...........     47,908     3,007,813    475,489    149,094
   Cost of mutual fund shares sold .................    (68,234)   (2,958,510)  (474,861)  (186,476)
                                                        -------    ----------   --------   --------
      Realized gain (loss) on investments ..........    (20,326)       49,303        628    (37,382)
   Change in unrealized gain (loss)
      on investments ...............................    105,324        44,024    (14,778)   294,416
                                                        -------    ----------   --------   --------
      Net gain (loss) on investments ...............     84,998        93,327    (14,150)   257,034
                                                        -------    ----------   --------   --------
   Reinvested capital gains ........................         --            --         --         --
                                                        -------    ----------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     82,167        90,988     16,950    247,214
                                                        =======    ==========   ========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       OppChpInc     OppGlob     OppStrInc   PhxBalFd
                                                       ---------   -----------   ---------   --------
Investment activity:
   Reinvested dividends ............................     $2,136        113,200      8,134      17,668
   Mortality and expense risk charges (note 2) .....       (289)      (162,345)    (1,818)    (10,783)
                                                         ------    -----------   --------    --------
      Net investment income (loss) .................      1,847        (49,145)     6,316       6,885
                                                         ------    -----------   --------    --------

   Proceeds from mutual fund shares sold ...........        603     28,853,736    136,910     100,603
   Cost of mutual fund shares sold .................       (595)   (29,119,206)  (127,554)   (129,057)
                                                         ------    -----------   --------    --------
      Realized gain (loss) on investments ..........          8       (265,470)     9,356     (28,454)
   Change in unrealized gain (loss)
      on investments ...............................      3,546      5,097,672      8,698     154,952
                                                         ------    -----------   --------    --------
      Net gain (loss) on investments ...............      3,554      4,832,202     18,054     126,498
                                                         ------    -----------   --------    --------
   Reinvested capital gains ........................         --             --         --          --
                                                         ------    -----------   --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $5,401      4,783,057     24,370     133,383
                                                         ======    ===========   ========    ========

                                                       PimTotRet      PIntEq     PVoyager    StComStk
                                                       ---------   -----------   --------   ---------
Investment activity:
   Reinvested dividends ............................     64,257          5,098        --           --
   Mortality and expense risk charges (note 2) .....    (25,898)        (1,565)     (173)     (42,927)
                                                       --------    -----------    ------    ---------
      Net investment income (loss) .................     38,359          3,533      (173)     (42,927)
                                                       --------    -----------    ------    ---------

   Proceeds from mutual fund shares sold ...........    414,517     18,744,561     6,224      919,295
   Cost of mutual fund shares sold .................   (405,212)   (18,645,246)   (5,743)    (976,776)
                                                       --------    -----------    ------    ---------
      Realized gain (loss) on investments ..........      9,305         99,315       481      (57,481)
   Change in unrealized gain (loss)
      on investments ...............................     (4,858)        18,002     2,773    1,222,510
                                                       --------    -----------    ------    ---------
      Net gain (loss) on investments ...............      4,447        117,317     3,254    1,165,029
                                                       --------    -----------    ------    ---------
   Reinvested capital gains ........................     40,962             --        --           --
                                                       --------    -----------    ------    ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     83,768        120,850     3,081    1,122,102
                                                       ========    ===========    ======    =========

                                                       StrMidCap   StrGrInc     StLCap       TemForFd
                                                       ---------   --------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $     --        306            --       121,977
   Mortality and expense risk charges (note 2) .....     (1,258)    (1,510)      (26,339)      (72,078)
                                                       --------     ------    ----------   -----------
      Net investment income (loss) .................     (1,258)    (1,204)      (26,339)       49,899
                                                       --------     ------    ----------   -----------

   Proceeds from mutual fund shares sold ...........     30,445      8,382       552,668    49,285,801
   Cost of mutual fund shares sold .................    (36,994)    (9,443)   (1,473,225)  (48,020,633)
                                                       --------     ------    ----------   -----------
      Realized gain (loss) on investments ..........     (6,549)    (1,061)     (920,557)    1,265,168
   Change in unrealized gain (loss)
      on investments ...............................     31,194     31,118     1,401,047       513,393
                                                       --------     ------    ----------   -----------
      Net gain (loss) on investments ...............     24,645     30,057       480,490     1,778,561
                                                       --------     ------    ----------   -----------
   Reinvested capital gains ........................         --         --            --            --
                                                       --------     ------    ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 23,387     28,853       454,151     1,828,460
                                                       ========     ======    ==========   ===========

                                                       VKGrInc   VKGro   VKRealEstSec   WRAdSmCap
                                                       -------   -----   ------------   ---------
Investment activity:
   Reinvested dividends ............................    1,394      --          820            --
   Mortality and expense risk charges (note 2) .....     (885)    (14)        (220)          (33)
                                                       ------     ---       ------        ------
      Net investment income (loss) .................      509     (14)         600           (33)
                                                       ------     ---       ------        ------

   Proceeds from mutual fund shares sold ...........    1,112      12        9,233         1,315
   Cost of mutual fund shares sold .................   (1,066)    (12)      (8,438)       (1,201)
                                                       ------     ---       ------        ------
      Realized gain (loss) on investments ..........       46      --          795           114
   Change in unrealized gain (loss)
      on investments ...............................   36,313     413        4,156           688
                                                       ------     ---       ------        ------
      Net gain (loss) on investments ...............   36,359     413        4,951           802
                                                       ------     ---       ------        ------
   Reinvested capital gains ........................       --      --          194            --
                                                       ------     ---       ------        ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   36,868     399        5,745           769
                                                       ======     ===       ======        ======

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                        Total                     ACGroI
                                             --------------------------   ----------------------
                                                 2003           2002         2003        2002
                                             ------------   -----------   ---------   ----------
Investment activity:
   Net investment income (loss)...........   $    109,807      (364,596)   (101,945)    (120,074)
   Realized gain (loss) on investments....    (14,319,039)  (23,922,638)   (894,845)    (652,069)
   Change in unrealized gain (loss) on
      investments.........................     73,799,490   (38,720,455)  2,615,812   (2,201,236)
   Reinvested capital gains...............        612,375       378,518          --           --
                                             ------------   -----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     60,202,633   (62,629,171)  1,619,022   (2,973,379)
                                             ------------   -----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     51,428,794    47,270,054     350,769      568,402
   Transfers between funds................             --            --       5,237     (294,212)
   Redemptions (note 3)...................    (44,107,614)  (43,713,986)   (979,115)  (1,188,146)
   Annuity benefits.......................         (9,368)      (12,734)     (9,088)     (11,258)
   Annual contract maintenance charges
      (note 2)............................       (420,342)     (459,266)    (13,844)     (15,174)
   Contingent deferred sales charges
      (note 2)............................       (463,152)     (488,776)     (6,805)      (5,782)
   Adjustments to maintain reserves.......       (446,118)      383,982     (27,987)      (3,494)
                                             ------------   -----------   ---------   ----------
         Net equity transactions..........      5,982,200     2,979,274    (680,833)    (949,664)
                                             ------------   -----------   ---------   ----------

Net change in contract owners' equity.....     66,184,833   (59,649,897)    938,189   (3,923,043)
Contract owners' equity beginning of
   period ................................    261,873,293   321,523,190   7,571,854   11,494,897
                                             ------------   -----------   ---------   ----------
Contract owners' equity end of period ....   $328,058,126   261,873,293   8,510,043    7,571,854
                                             ============   ===========   =========   ==========

CHANGES IN UNITS:
   Beginning units........................     19,078,676    18,935,656     202,293      195,078
                                             ------------   -----------   ---------   ----------
   Units purchased........................     88,072,091    20,025,983      67,694       12,430
   Units redeemed.........................    (86,232,528)  (19,882,963)    (70,785)      (5,215)
                                             ------------   -----------   ---------   ----------
   Ending units...........................     20,918,239    19,078,676     199,202      202,293
                                             ============   ===========   =========   ==========

                                                    ACIncGroA             ACIncGroI
                                             ----------------------   ----------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss)...........       12,804        (111)     29,860          814
   Realized gain (loss) on investments....      316,565    (246,231)   (279,800)    (324,190)
   Change in unrealized gain (loss) on
      investments.........................      242,365     (62,812)  1,831,969   (1,365,646)
   Reinvested capital gains...............           --          --          --           --
                                             ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting froms
         operations.......................      571,734    (309,154)  1,582,029   (1,689,022)
                                             ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............      439,510     566,009     642,430      830,448
   Transfers between funds................      961,723     (71,995)    (97,530)    (771,976)
   Redemptions (note 3)...................   (1,182,405)    (79,336)   (880,104)    (948,147)
   Annuity benefits.......................           --          --          --           --
   Annual contract maintenance charges
      (note 2)............................           --          --     (12,229)     (14,091)
   Contingent deferred sales charges
      (note 2)............................       (1,364)       (649)    (14,737)     (10,637)
   Adjustments to maintain reserves.......          (51)        (74)         39         (191)
                                             ----------   ---------   ---------   ----------
         Net equity transactions..........      217,413     413,955    (362,131)    (914,594)
                                             ----------   ---------   ---------   ----------

Net change in contract owners' equity.....      789,147     104,801   1,219,898   (2,603,616)
Contract owners' equity beginning of
   period ................................    1,297,583   1,192,782   5,992,253    8,595,869
                                             ----------   ---------   ---------   ----------
Contract owners' equity end of period ....    2,086,730   1,297,583   7,212,151    5,992,253
                                             ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units........................      202,500     147,837     459,146      524,128
                                             ----------   ---------   ---------   ----------
   Units purchased........................      977,912      66,195      67,034       60,657
   Units redeemed.........................     (925,741)    (11,532)    (94,244)    (125,639)
                                             ----------   ---------   ---------   ----------
   Ending units...........................      254,671     202,500     431,936      459,146
                                             ==========   =========   =========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACIntlGrA           ACIntlGrI
                                             ---------------------   ---------------------
                                                 2003        2002       2003       2002
                                             -----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss)...........   $    (1,547)   (1,475)     (7,178)    (11,032)
   Realized gain (loss) on investments....       243,684   (40,319)   (120,643)   (808,290)
   Change in unrealized gain (loss)
      on investments......................        43,865    56,764     513,418     413,978
   Reinvested capital gains...............            --        --          --          --
                                             -----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................       286,002    14,970     385,597    (405,344)
                                             -----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............        98,450   101,012     231,574     247,284
   Transfers between funds................       456,789   (28,629)     36,661    (274,190)
   Redemptions (note 3)...................       (18,393)  (21,618)   (166,196)   (215,745)
   Annuity benefits.......................            --        --          --          --
   Annual contract maintenance charges
      (note 2)............................            --        --      (3,503)     (4,058)
   Contingent deferred sales charges
      (note 2)............................          (277)     (175)     (3,736)     (2,633)
   Adjustments to maintain reserves.......           (15)       (8)      1,020      (2,095)
                                             -----------   -------   ---------   ---------
         Net equity transactions..........       536,554    50,582      95,820    (251,437)
                                             -----------   -------   ---------   ---------

Net change in contract owners' equity.....       822,556    65,552     481,417    (656,781)
Contract owners' equity beginning of
   period.................................       238,617   173,065   1,585,693   2,242,474
                                             -----------   -------   ---------   ---------
Contract owners' equity end of period.....   $ 1,061,173   238,617   2,067,110   1,585,693
                                             ===========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units........................        47,760    27,565     109,800     123,761
                                             -----------   -------   ---------   ---------
   Units purchased........................     6,623,702    26,904     118,124      14,228
   Units redeemed.........................    (6,499,461)   (6,709)   (112,261)    (28,189)
                                             -----------   -------   ---------   ---------
   Ending units...........................       172,001    47,760     115,663     109,800
                                             ===========   =======   =========   =========

                                                    ACSTGvtI                ACUltraI
                                             ---------------------   -----------------------
                                                2003        2002        2003         2002
                                             ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss)...........      29,447      61,964     (212,334)    (196,634)
   Realized gain (loss) on investments....      25,018      44,554     (859,069)    (493,633)
   Change in unrealized gain (loss) on
      investments.........................     (61,527)     10,831    4,660,185   (4,618,288)
   Reinvested capital gains...............          --          --           --           --
                                             ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................      (7,062)    117,349    3,588,782   (5,308,555)
                                             ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     836,406     583,354    1,446,805    1,800,441
   Transfers between funds................    (518,344)  1,508,199       13,188   (1,532,374)
   Redemptions (note 3)...................    (870,873)   (499,347)  (1,939,426)  (1,986,037)
   Annuity benefits.......................          --          --           --           --
   Annual contract maintenance charges
      (note 2)............................      (3,258)     (2,826)     (25,507)     (29,798)
   Contingent deferred sales charges
      (note 2)............................      (6,889)     (4,981)     (24,193)     (31,411)
   Adjustments to maintain reserves.......     (14,273)     14,673      (10,321)      10,389
                                             ---------   ---------   ----------   ----------
         Net equity transactions..........    (577,231)  1,599,072     (539,454)  (1,768,790)
                                             ---------   ---------   ----------   ----------

Net change in contract owners' equity.....    (584,293)  1,716,421    3,049,328   (7,077,345)
Contract owners' equity beginning of
   period.................................   4,038,133   2,321,712   15,470,323   22,547,668
                                             ---------   ---------   ----------   ----------
Contract owners' equity end of period.....   3,453,840   4,038,133   18,519,651   15,470,323
                                             =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units........................     209,853     111,419    1,204,587    1,276,469
                                             ---------   ---------   ----------   ----------
   Units purchased........................     126,753     117,405      273,305       75,333
   Units redeemed.........................    (142,503)    (18,971)    (227,970)    (147,215)
                                             ---------   ---------   ----------   ----------
   Ending units...........................     194,103     209,853    1,249,922    1,204,587
                                             =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    CSEmGro              CSGIFixI             DeHYBd             DryABonds
                                            ----------------------  ------------------  -----------------  --------------------
                                               2003        2002        2003      2002     2003     2002       2003       2002
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $  (38,328)    (41,075)    94,454   32,776   36,233    34,960     91,353    101,107
   Realized gain (loss) on investments ...    (464,529)   (589,776)    26,049       32  (29,559) (258,204)    25,251    (18,932)
   Change in unrealized gain (loss)
      on investments .....................   1,550,107    (604,838)   (17,797)   2,994  100,802   211,921      7,309     96,495
   Reinvested capital gains ..............          --          --         --       --       --        --         --         --
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,047,250  (1,235,689)   102,706   35,802  107,476   (11,323)   123,913    178,670
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     254,581     275,281    109,549   38,907   20,459    13,747    411,662    328,188
   Transfers between funds ...............     413,698    (393,721)   277,196  409,823  178,351   (97,655)   (50,635)   485,859
   Redemptions (note 3) ..................    (399,532)   (441,860)   (92,573) (49,424) (25,999)  (24,208)  (296,763)  (449,709)
   Annuity benefits ......................          --          --         --       --       --        --         --         --
   Annual contract maintenance charges
      (note 2) ...........................      (5,163)     (5,791)    (1,307)    (823)    (539)     (391)    (4,409)    (3,602)
   Contingent deferred sales charges
      (note 2) ...........................      (3,480)     (3,487)    (1,497)    (864)     (66)      (39)    (5,592)    (3,417)
   Adjustments to maintain reserves ......           4         (61)        15        8     (242)     (782)   (13,704)    13,722
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
         Net equity transactions .........     260,108    (569,639)   291,383  397,627  171,964  (109,328)    40,559    371,041
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------

Net change in contract owners' equity ....   1,307,358  (1,805,328)   394,089  433,429  279,440  (120,651)   164,472    549,711
Contract owners' equity beginning
   of period .............................   2,418,674   4,224,002    623,027  189,598  282,951   403,602  3,290,077  2,740,366
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
Contract owners' equity end of period ....  $3,726,032   2,418,674  1,017,116  623,027  562,391   282,951  3,454,549  3,290,077
                                            ==========  ==========  =========  =======  =======  ========  =========  =========

CHANGES IN UNITS:
   Beginning units .......................     263,436     317,127     50,344   16,666   28,131    39,799    228,069    202,272
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
   Units purchased .......................      81,121      26,379     84,914   37,019   35,718     1,484     63,860     34,977
   Units redeemed ........................     (61,693)    (80,070)   (62,514)  (3,341) (20,521)  (13,152)   (60,096)    (9,180)
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
   Ending units ..........................     282,864     263,436     72,744   50,344   43,328    28,131    231,833    228,069
                                            ==========  ==========  =========  =======  =======  ========  =========  =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    DryApp                DryBal             DryELead            Dry3dCen
                                            ---------------------  --------------------  ----------------  --------------------
                                               2003        2002       2003       2002      2003     2002      2003       2002
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $    8,296    (14,868)     1,909     13,019     (763)    (754)   (13,992)   (16,977)
   Realized gain (loss) on investments ...    (192,175)  (481,924)   (42,988)   (81,870)     (66)  (1,486)  (301,025)  (418,597)
   Change in unrealized gain (loss)
      on investments .....................     863,838   (281,628)   292,139   (209,671)  23,426  (13,214)   549,605    (69,490)
   Reinvested capital gains ..............          --      1,515         --         --       --       --         --         --
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     679,959   (776,905)   251,060   (278,522)  22,597  (15,454)   234,588   (505,064)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,036,068    833,966    393,833    217,519      436      436    149,487    151,914
   Transfers between funds ...............     417,468     21,093    144,585    (41,701)  24,008   (5,409)   (60,511)  (392,823)
   Redemptions (note 3) ..................    (330,764)  (342,460)  (102,503)  (144,727)  (1,276)    (706)   (86,436)  (139,303)
   Annuity benefits ......................          --         --         --         --       --       --         --         --
   Annual contract maintenance charges
      (note 2) ...........................      (4,341)    (4,344)    (1,851)    (1,944)      --       --     (2,204)    (2,740)
   Contingent deferred sales charges
      (note 2) ...........................      (5,997)    (4,673)    (1,504)      (765)      --       --       (580)    (1,695)
   Adjustments to maintain reserves ......     (12,831)    12,600         23       (147)      (1)      (4)       (26)       (48)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
         Net equity transactions .........   1,099,603    516,182    432,583     28,235   23,167   (5,683)      (270)  (384,695)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------

Net change in contract owners' equity ....   1,779,562   (260,723)   683,643   (250,287)  45,764  (21,137)   234,318   (889,759)
Contract owners' equity beginning
   of period .............................   3,081,601  3,342,324  1,294,706  1,544,993   54,785   75,922  1,005,117  1,894,876
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
Contract owners' equity end of period ....  $4,861,163  3,081,601  1,978,349  1,294,706  100,549   54,785  1,239,435  1,005,117
                                            ==========  =========  =========  =========  =======  =======  =========  =========

CHANGES IN UNITS:
   Beginning units .......................     345,694    310,248    151,031    150,473    7,585    8,292     84,912    128,466
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
   Units purchased .......................     204,521     45,583     70,144        816    2,643       54     47,666     17,402
   Units redeemed ........................     (68,089)   (10,137)   (23,332)      (258)    (127)    (761)   (38,086)   (60,956)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
   Ending units ..........................     482,126    345,694    197,843    151,031   10,101    7,585     94,492     84,912
                                            ==========  =========  =========  =========  =======  =======  =========  =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    Dry500Ix               EvInc            FedEqInc            FedHiYId
                                            -----------------------  -----------------  ----------------  -------------------
                                                2003        2002       2003     2002      2003     2002      2003      2002
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
Investment activity:
   Net investment income (loss) ..........  $   (12,694)    (51,965)   7,649     7,343      873      147    109,505    63,982
   Realized gain (loss) on investments ...     (841,313)   (687,138) (10,698)  (45,137)   6,778   (9,622)   152,337  (142,772)
   Change in unrealized gain (loss)
      on investments .....................    4,687,800  (4,131,211) 191,783   (83,680)   9,564    2,529     26,700    67,220
   Reinvested capital gains ..............           --          --       --        --       --       --         --        --
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    3,833,793  (4,870,314) 188,734  (121,474)  17,215   (6,946)   288,542   (11,570)
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,910,528   2,229,748   86,198    72,578   15,295   47,939    373,598   205,858
   Transfers between funds ...............       34,121  (1,319,364)  53,955    69,904   13,332    2,728    546,136   350,525
   Redemptions (note 3) ..................   (2,110,022) (2,231,437) (55,808) (146,338)     (37) (15,148)  (359,824)  (99,856)
   Annuity benefits ......................           --          --       --        --       --       --         --        --
   Annual contract maintenance charges
      (note 2) ...........................      (35,411)    (40,063)  (1,415)   (1,510)      --       --     (1,397)     (908)
   Contingent deferred sales charges
      (note 2) ...........................      (33,166)    (23,407)    (457)     (491)      --       --     (2,754)   (1,693)
Adjustments to maintain reserves .........          206        (382)    (124)       16      (18)      (2)        44       (55)
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
         Net equity transactions .........     (233,744) (1,384,905)  82,349    (5,841)  28,572   35,517    555,803   453,871
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------

Net change in contract owners' equity ....    3,600,049  (6,255,219) 271,083  (127,315)  45,787   28,571    844,345   442,301
Contract owners' equity beginning
   of period .............................   14,693,857  20,949,076  596,162   723,477   59,545   30,974    949,594   507,293
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
Contract owners' equity end of period ....  $18,293,906  14,693,857  867,245   596,162  105,332   59,545  1,793,939   949,594
                                            ===========  ==========  =======  ========  =======  =======  =========  ========

CHANGES IN UNITS:
   Beginning units .......................      723,651     789,038   35,669    37,440    9,824    4,072    109,902    58,130
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
   Units purchased .......................      151,119     110,364    9,404    65,440   10,211    7,076    470,314    59,650
   Units redeemed ........................     (162,124)   (175,751)  (5,083)  (67,211)  (5,868)  (1,324)  (409,526)   (7,878)
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
   Ending units ..........................      712,646     723,651   39,990    35,669   14,167    9,824    170,690   109,902
                                            ===========  ==========  =======  ========  =======  =======  =========  ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                FedIntInc            FedBdFd             FidABalA            FidABalT
                                            -----------------  --------------------  ----------------  --------------------
                                              2003      2002      2003       2002      2003     2002      2003       2002
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $  9,011    5,553    117,938    119,597    8,832   10,899      7,953     11,511
   Realized gain (loss) on investments ...       829        5     10,463    (27,034)  (9,984) (37,228)   (64,177)   (58,819)
   Change in unrealized gain (loss)
      on investments .....................     1,133    5,908    124,604     25,879  115,015  (51,658)   232,305    (82,636)
   Reinvested capital gains ..............        --       --         --         --       --       --         --         --
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    10,973   11,466    253,005    118,442  113,863  (77,987)   176,081   (129,944)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    55,855   76,791    218,248    246,680   63,310  225,060    197,696    154,784
   Transfers between funds ...............    38,326    3,059     (3,346)   289,071   27,819  (79,429)   (77,721)   (10,957)
   Redemptions (note 3) ..................    (7,579)      --   (514,824)  (293,930) (60,158) (51,284)  (150,794)  (148,374)
   Annuity benefits ......................        --       --         --         --       --       --         --         --
   Annual contract maintenance charges
      (note 2) ...........................        --       --     (2,559)    (2,083)      --       --     (2,264)    (2,173)
   Contingent deferred sales charges
      (note 2) ...........................      (464)      --     (3,910)    (3,999)    (909)    (555)    (2,695)      (771)
Adjustments to maintain reserves .........       (18)      (4)    (1,828)      (636)     (50)     (32)       (14)       (20)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
         Net equity transactions .........    86,120   79,846   (308,219)   235,103   30,012   93,760    (35,792)    (7,511)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------

Net change in contract owners' equity ....    97,093   91,312    (55,214)   353,545  143,875   15,773    140,289   (137,455)
Contract owners' equity beginning
   of period .............................   183,786   92,474  2,314,552  1,961,007  676,669  660,896  1,066,341  1,203,796
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
Contract owners' equity end of period ....  $280,879  183,786  2,259,338  2,314,552  820,544  676,669  1,206,630  1,066,341
                                            ========  =======  =========  =========  =======  =======  =========  =========

CHANGES IN UNITS:
   Beginning units .......................    15,511    8,388    184,343    164,544   81,046   71,335     85,330     86,449
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
   Units purchased .......................     8,690    7,123     52,379     26,813   12,717   13,279     20,355     38,092
   Units redeemed ........................    (1,590)      --    (76,079)    (7,014)  (9,429)  (3,568)   (22,464)   (39,211)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
   Ending units ..........................    22,611   15,511    160,643    184,343   84,334   81,046     83,221     85,330
                                            ========  =======  =========  =========  =======  =======  =========  =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidAEGroA            FidAEqIncA            FidAEqIncT          FidAGrOppA
                                            --------------------  --------------------  --------------------  ----------------
                                               2003       2002       2003       2002       2003       2002      2003     2002
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
Investment activity:
   Net investment income (loss) ..........  $   (7,917)   (4,328)       573     (1,777)   (11,084)   (17,957)  (2,532)    (940)
   Realized gain (loss) on investments ...      61,172   (78,675)   (81,616)  (166,197)   (78,570)  (157,857) (10,753) (67,873)
   Change in unrealized gain (loss)
      on investments .....................     152,950   (70,832)   711,463   (162,432)   783,347   (354,218)  93,819     (759)
   Reinvested capital gains ..............          --        --         --      2,100         --      4,161       --       --
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......     206,205  (153,835)   630,420   (328,306)   693,693   (525,871)  80,534  (69,572)
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     291,741   270,271    778,064    786,013    327,728    300,874   97,362  136,176
   Transfers between funds ...............     155,389    61,099    180,445    283,953    261,807    553,882   23,220   (6,812)
   Redemptions (note 3) ..................     (35,345)  (38,173)  (149,935)  (136,499)  (428,467)  (337,620) (36,534) (35,234)
   Annuity benefits ......................          --        --         --         --         --         --       --       --
   Annual contract maintenance charges
      (note 2) ...........................          --        --         --         --     (5,002)    (4,654)      --       --
   Contingent deferred sales charges
      (note 2) ...........................        (207)     (178)    (2,799)    (1,267)    (2,911)    (2,753)    (439)     (53)
   Adjustments to maintain reserves ......         (17)      (21)       (78)       (65)        (6)       (61)     (40)     (22)
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
         Net equity transactions .........     411,561   292,998    805,697    932,135    153,149    509,668   83,569   94,055
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------

Net change in contract owners' equity ....     617,766   139,163  1,436,117    603,829    846,842    (16,203) 164,103   24,483
Contract owners' equity beginning
   of period .............................     508,932   369,769  1,864,143  1,260,314  2,512,751  2,528,954  226,006  201,523
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
Contract owners' equity end of period ....  $1,126,698   508,932  3,300,260  1,864,143  3,359,593  2,512,751  390,109  226,006
                                            ==========  ========  =========  =========  =========  =========  =======  =======
CHANGES IN UNITS:
   Beginning units .......................     103,982    51,875    207,180    116,878    173,217    145,153   41,447   28,345
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
   Units purchased .......................     415,236    57,490    338,513    100,519     50,833     36,010   22,467   16,193
   Units redeemed ........................    (343,159)   (5,383)  (257,918)   (10,217)   (41,324)    (7,946)  (7,973)  (3,091)
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
   Ending units ..........................     176,059   103,982    287,775    207,180    182,726    173,217   55,941   41,447
                                            ==========  ========  =========  =========  =========  =========  =======  =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidAGrOppT             FidAHiIncT
                                            ----------------------  --------------------
                                               2003        2002        2003       2002
                                            ----------  ----------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $  (46,739)    (37,876)   337,715    161,035
   Realized gain (loss) on investments ...    (769,879)   (667,296)   619,244   (534,370)
   Change in unrealized gain (loss)
      on investments .....................   1,816,523    (512,932)   187,231    257,102
   Reinvested capital gains ..............          --          --         --         --
                                            ----------  ----------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity resulting
         from operations .................     999,905  (1,218,104) 1,144,190   (116,233)
                                            ----------  ----------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     353,221     458,603    510,066    173,101
   Transfers between funds ...............      23,563    (373,605)   363,050    341,895
   Redemptions (note 3) ..................    (407,028)   (486,370)  (435,445)  (327,836)
   Annuity benefits ......................          --          --         --         --
   Annual contract maintenance charges
      (note 2) ...........................      (8,852)     (9,967)    (3,090)    (2,501)
   Contingent deferred sales charges
      (note 2) ...........................      (3,371)     (4,889)    (3,175)    (2,427)
   Adjustments to maintain reserves ......          15         (96)    (1,147)       157
                                            ----------  ----------  ---------  ---------
         Net equity transactions .........     (42,452)   (416,324)   430,259    182,389
                                            ----------  ----------  ---------  ---------

Net change in contract owners' equity ....     957,453  (1,634,428) 1,574,449     66,156
Contract owners' equity beginning
   of period .............................   3,712,674   5,347,102  2,304,935  2,238,779
                                            ----------  ----------  ---------  ---------
Contract owners' equity end of period ....  $4,670,127   3,712,674  3,879,384  2,304,935
                                            ==========  ==========  =========  =========

CHANGES IN UNITS:
   Beginning units .......................     375,670     414,206    222,978    198,014
                                            ----------  ----------  ---------  ---------
   Units purchased .......................      75,218      44,031    939,071     34,674
   Units redeemed ........................     (80,478)    (82,567)  (892,662)    (9,710)
                                            ----------  ----------  ---------  ---------
   Ending units ..........................     370,410     375,670    269,387    222,978
                                            ==========  ==========  =========  =========

                                                   FidAOvA               FidAsMgr
                                            --------------------  ---------------------
                                               2003       2002       2003       2002
                                            ----------  --------  ---------  ----------
Investment activity:
   Net investment income (loss) ..........         (89)     (814)    53,900      88,824
   Realized gain (loss) on investments ...     336,667    45,514   (152,583)   (379,881)
   Change in unrealized gain (loss)
      on investments .....................      34,682     1,451    719,171    (220,692)
   Reinvested capital gains ..............          --        --         --          --
                                            ----------  --------  ---------  ----------
      Net increase (decrease) in
         contract owners' equity resulting
         from operations .................     371,260    46,151    620,488    (511,749)
                                            ----------  --------  ---------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      19,222   129,728    255,200     270,823
   Transfers between funds ...............     223,416  (191,661)   255,241    (224,808)
   Redemptions (note 3) ..................      (8,080)   (1,681)  (701,901)   (714,496)
   Annuity benefits ......................          --        --         --          --
   Annual contract maintenance charges
      (note 2) ...........................          --        --     (5,999)     (5,911)
   Contingent deferred sales charges
      (note 2) ...........................          --        --     (3,830)     (5,487)
   Adjustments to maintain reserves ......           5        (4)       (22)        (54)
                                            ----------  --------  ---------  ----------
         Net equity transactions .........     234,563   (63,618)  (201,311)   (679,933)
                                            ----------  --------  ---------  ----------

Net change in contract owners' equity ....     605,823   (17,467)   419,177  (1,191,682)
Contract owners' equity beginning
   of period .............................      25,233    42,700  4,075,286   5,266,968
                                            ----------  --------  ---------  ----------
Contract owners' equity end of period ....     631,056    25,233  4,494,463   4,075,286
                                            ==========  ========  =========  ==========

CHANGES IN UNITS:
   Beginning units .......................       4,402     5,894    242,946     284,944
                                            ----------  --------  ---------  ----------
   Units purchased .......................   8,153,103     3,043     37,101      17,015
   Units redeemed ........................  (8,080,096)   (4,535)   (48,379)    (59,013)
                                            ----------  --------  ---------  ----------
   Ending units ..........................      77,409     4,402    231,668     242,946
                                            ==========  ========  =========  ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                  FidCapInc              FidEqInc
                                             ------------------   -----------------------
                                               2003       2002       2003         2002
                                             --------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $ 42,610    31,816       29,263       21,814
   Realized gain (loss) on investments ...    (16,901)  (42,842)    (502,672)    (733,598)
   Change in unrealized gain (loss)
      on investments .....................    165,265    (7,025)   2,533,317   (1,376,424)
   Reinvested capital gains ..............         --        --      188,952       33,265
                                             --------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    190,974   (18,051)   2,248,860   (2,054,943)
                                             --------   -------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........         --        --      533,026      544,583
   Transfers between funds ...............         --    (6,852)     784,021      (47,536)
   Redemptions (note 3) ..................    (48,322)  (71,111)  (1,388,708)  (1,635,695)
   Annuity benefits ......................         --      (319)        (280)        (912)
   Annual contract maintenance charges
      (note 2) ...........................       (944)     (944)     (14,834)     (15,206)
   Contingent deferred sales charges
      (note 2) ...........................         (5)       --       (6,658)      (4,707)
   Adjustments to maintain reserves ......         25       (72)         590        1,575
                                             --------   -------   ----------   ----------
         Net equity transactions .........    (49,246)  (79,298)     (92,843)  (1,157,898)
                                             --------   -------   ----------   ----------

Net change in contract owners' equity ....    141,728   (97,349)   2,156,017   (3,212,841)
Contract owners' equity beginning
   of period .............................    538,152   635,501    8,303,118   11,515,959
                                             --------   -------   ----------   ----------
Contract owners' equity end of period ....   $679,880   538,152   10,459,135    8,303,118
                                             ========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     12,054    13,985      121,343      137,625
                                             --------   -------   ----------   ----------
   Units purchased .......................         --        --       24,190        7,787
   Units redeemed ........................       (964)   (1,931)     (26,371)     (24,069)
                                             --------   -------   ----------   ----------
   Ending units ..........................     11,090    12,054      119,162      121,343
                                             ========   =======   ==========   ==========

                                                     FidMgln                   FidPurtn
                                             ------------------------   -----------------------
                                                2003          2002         2003         2002
                                             ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (91,916)     (161,660)     135,773      186,511
   Realized gain (loss) on investments ...     (938,021)     (284,790)    (211,446)    (552,259)
   Change in unrealized gain (loss)
      on investments .....................    5,246,074    (7,001,988)   1,782,367     (778,339)
   Reinvested capital gains ..............           --            --      172,637           --
                                             ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    4,216,137    (7,448,438)   1,879,331   (1,144,087)
                                             ----------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,068,218     1,593,150      483,171      567,574
   Transfers between funds ...............     (565,454)   (2,238,101)     238,084      (39,764)
   Redemptions (note 3) ..................   (2,751,954)   (3,237,148)  (1,773,479)  (2,058,306)
   Annuity benefits ......................           --            --           --           --
   Annual contract maintenance charges
      (note 2) ...........................      (32,851)      (38,000)     (12,760)     (13,356)
   Contingent deferred sales charges
      (note 2) ...........................      (35,033)      (41,121)     (30,827)     (23,042)
   Adjustments to maintain reserves ......         (423)          587           74         (150)
                                             ----------   -----------   ----------   ----------
         Net equity transactions .........   (2,317,497)   (3,960,633)  (1,095,737)  (1,567,044)
                                             ----------   -----------   ----------   ----------

Net change in contract owners' equity ....    1,898,640   (11,409,071)     783,594   (2,711,131)
Contract owners' equity beginning
   of period .............................   19,908,044    31,317,115    9,927,580   12,638,711
                                             ----------   -----------   ----------   ----------
Contract owners' equity end of period ....   21,806,684    19,908,044   10,711,174    9,927,580

CHANGES IN UNITS:
   Beginning units .......................      941,898     1,116,333      455,032      526,520
                                             ----------   -----------   ----------   ----------
   Units purchased .......................       85,715        71,585       43,909       26,511
   Units redeemed ........................     (190,184)     (246,020)     (91,903)     (97,999)
                                             ----------   -----------   ----------   ----------
   Ending units ..........................      837,429       941,898      407,038      455,032
                                             ==========   ===========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                  FidVIPHI             FranMutSer
                                             -----------------   ---------------------
                                               2003      2002       2003        2002
                                             -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $ 3,337     6,567      12,472      (2,103)
   Realized gain (loss) on investments ...      (687)  (20,457)   (168,378)   (123,372)
   Change in unrealized gain (loss)
      on investments .....................    10,294    14,918   1,256,592    (503,328)
   Reinvested capital gains ..............        --        --          --      58,850
                                             -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    12,944     1,028   1,100,686    (569,953)
                                             -------   -------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        --        --     916,633   1,102,952
   Transfers between funds ...............        --        --     370,961     795,574
   Redemptions (note 3) ..................        --   (20,496)   (613,679)   (439,527)
   Annuity benefits ......................        --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (30)      (24)     (3,858)     (3,356)
   Contingent deferred sales charges
      (note 2) ...........................        --        --      (4,806)     (5,278)
   Adjustments to maintain reserves ......        (6)       (4)     (5,151)      5,003
                                             -------   -------   ---------   ---------
         Net equity transactions .........       (36)  (20,524)    660,100   1,455,368
                                             -------   -------   ---------   ---------

Net change in contract owners' equity ....    12,908   (19,496)  1,760,786     885,415
Contract owners' equity beginning
   of period .............................    50,542    70,038   4,163,804   3,278,389
                                             -------   -------   ---------   ---------
Contract owners' equity end of period ....   $63,450    50,542   5,924,590   4,163,804
                                             =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     2,911     4,118     380,780     261,828
                                             -------   -------   ---------   ---------
   Units purchased .......................        --        --     166,681     141,314
   Units redeemed ........................        (2)   (1,207)   (110,475)    (22,362)
                                             -------   -------   ---------   ---------
   Ending units ..........................     2,909     2,911     436,986     380,780
                                             =======   =======   =========   =========

                                                  FranSmCapGr            FranBSInv
                                             ---------------------   -------------------
                                                2003        2002        2003       2002
                                             ----------   --------   ---------   -------
Investment activity:
   Net investment income (loss) ..........      (13,995)    (8,797)     (5,093)     (922)
   Realized gain (loss) on investments ...      176,271   (225,959)      3,387    (7,383)
   Change in unrealized gain (loss)
      on investments .....................      247,509    (64,115)    217,960   (37,279)
   Reinvested capital gains ..............           --         --       7,293     3,138
                                             ----------   --------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      409,785   (298,871)    223,547   (42,446)
                                             ----------   --------   ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      451,066    312,589     358,076   271,221
   Transfers between funds ...............      177,718     51,358     152,369    48,717
   Redemptions (note 3) ..................      (63,652)   (51,739)    (66,640)  (31,973)
   Annuity benefits ......................           --         --          --        --
   Annual contract maintenance charges
      (note 2) ...........................           --         --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       (1,336)      (359)     (2,346)     (906)
   Adjustments to maintain reserves ......          (34)       (66)        (10)      (25)
                                             ----------   --------   ---------   -------
         Net equity transactions .........      563,762    311,783     441,449   287,034
                                             ----------   --------   ---------   -------

Net change in contract owners' equity ....      973,547     12,912     664,996   244,588
Contract owners' equity beginning
   of period .............................      866,959    854,047     489,094   244,506
                                             ----------   --------   ---------   -------
Contract owners' equity end of period ....    1,840,506    866,959   1,154,090   489,094
                                             ==========   ========   =========   =======

CHANGES IN UNITS:
   Beginning units .......................      185,549    127,318      42,332    19,653
                                             ----------   --------   ---------   -------
   Units purchased .......................    1,578,627     65,479      45,858    24,740
   Units redeemed ........................   (1,475,157)    (7,248)    (10,249)   (2,061)
                                             ----------   --------   ---------   -------
   Ending units ..........................      289,019    185,549      77,941    42,332
                                             ==========   ========   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GartBond                GartGvtBd            GartGrowA           GartGrow
                                            ----------------------   ---------------------   --------------   ---------------------
                                               2003         2002        2003        2002       2003    2002      2003        2002
                                            ----------   ---------   ---------   ---------   -------   ----   ----------   --------
Investment activity:
   Net investment income (loss)...........  $   97,646      94,798     195,166     139,341      (147)   --       (15,286)   (14,950)
   Realized gain (loss) on investments....      30,487      34,620      15,327      34,873        23    --    (1,043,731)  (421,274)
   Change in unrealized gain (loss)
      on investments......................      (2,902)     46,659    (327,516)     94,438     5,940    --     1,402,010     29,722
   Reinvested capital gains...............          --          --     160,200     122,950        --    --            --         --
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     125,231     176,077      43,177     391,602     5,816    --       342,993   (406,502)
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     286,162     245,651   1,068,979     747,152     7,254    --       228,627    172,329
   Transfers between funds................       5,642     466,139    (598,886)  4,035,288   331,982    --       126,780    (81,224)
   Redemptions (note 3)...................    (481,052)   (401,023)   (955,905)   (505,792)      (80)   --      (137,141)  (176,709)
   Annuity benefits ......................          --          --          --          --        --    --            --         --
   Annual contract maintenance charges
      (note 2)............................      (3,487)     (3,250)     (6,302)     (3,735)      (20)   --        (2,871)    (3,349)
   Contingent deferred sales charges
      (note 2)............................      (3,557)     (6,481)    (18,338)     (4,669)       --    --        (1,663)    (1,962)
   Adjustments to maintain reserves.......        (203)       (226)     (4,004)        340         9    --            22         90
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
         Net equity transactions..........    (196,495)    300,810    (514,456)  4,268,584   339,145    --       213,754    (90,825)
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------

Net change in contract owners' equity.....     (71,264)    476,887    (471,279)  4,660,186   344,961    --       556,747   (497,327)
Contract owners' equity beginning
   of period..............................   2,548,030   2,071,143   7,158,033   2,497,847        --    --       952,382   1,449,70
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
Contract owners' equity end of period.....  $2,476,766   2,548,030   6,686,754   7,158,033   344,961    --     1,509,129    952,382
                                            ==========   =========   =========   =========   =======   ===    ==========   ========

CHANGES IN UNITS:
   Beginning units........................      78,906      69,075     507,979     197,497        --    --        32,539     36,571
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
   Units purchased........................      38,314      13,374     398,189     340,178    34,468    --       930,473      8,117
   Units redeemed.........................     (44,525)     (3,543)   (432,651)    (29,696)     (559)   --      (902,650)   (12,149)
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
   Ending units...........................      72,695      78,906     473,517     507,979    33,909    --        60,362     32,539
                                            ==========   =========   =========   =========   =======   ===    ==========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITJPBal           GartlDAgg          GartlDCon            GartlDMod
                                             ------------------   ----------------   -----------------   -------------------
                                               2003       2002      2003     2002      2003      2002       2003       2002
                                             --------   -------   -------   ------   -------   -------   ---------   -------
Investment activity:
   Net investment income (loss)...........   $    432       658       822      (41)    6,686     8,170       5,482     4,206
   Realized gain (loss) on investments....     (3,242)   (3,081)     (411)     (35)      (38)   (9,222)    (17,209)   (1,095)
   Change in unrealized gain (loss)
      on investments......................     14,496   (10,106)   51,775      287    22,864    (6,737)    145,327   (39,326)
   Reinvested capital gains...............         --        --        --       --        --        --          --        --
      Net increase (decrease) in contract    --------   -------   -------   ------   -------   -------   ---------   -------
         owners' equity resulting from
         operations.......................     11,686   (12,529)   52,186      211    29,512    (7,789)    133,600   (36,215)
                                             --------   -------   -------   ------   -------   -------   ---------   -------

 Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     35,894    18,290   124,293   73,242   336,339   363,517     517,631   165,006
   Transfers between funds................      9,829    13,061   149,468       --   105,217   (23,488)     59,523   124,487
   Redemptions (note 3)...................    (24,519)  (33,720)   (1,086)      --    (8,333)   (7,537)    (85,103)   (7,164)
   Annuity benefits ......................         --        --        --       --        --        --          --        --
   Annual contract maintenance charges
      (note 2)............................       (130)      (97)       --       --        --        --          --        --
   Contingent deferred sales charges
      (note 2)............................       (429)       --        --       --        --        --      (1,775)       --
   Adjustments to maintain reserves.......         (5)      (11)      (25)     (12)      (39)       (9)        (32)      (15)
                                             --------   -------   -------   ------   -------   -------   ---------   -------
         Net equity transactions..........     20,640    (2,477)  272,650   73,230   433,184   332,483     490,244   282,314
                                             --------   -------   -------   ------   -------   -------   ---------   -------

Net change in contract owners' equity.....     32,326   (15,006)  324,836   73,441   462,696   324,694     623,844   246,099
Contract owners' equity beginning
   of period..............................     66,041    81,047    84,519   11,078   324,890       196     433,241   187,142
                                             --------   -------   -------   ------   -------   -------   ---------   -------
Contract owners' equity end of period.....   $ 98,367    66,041   409,355   84,519   787,586   324,890   1,057,085   433,241
                                             ========   =======   =======   ======   =======   =======   =========   =======

CHANGES IN UNITS:
   Beginning units........................      7,874     8,363    12,677    1,341    32,226        19      52,794    20,377
                                             --------   -------   -------   ------   -------   -------   ---------   -------
   Units purchased........................      6,230     6,471    34,718   11,336    41,858    34,740      71,388    33,200
   Units redeemed.........................     (4,095)   (6,960)     (301)      --      (792)   (2,533)    (15,083)     (783)
                                             --------   -------   -------   ------   -------   -------   ---------   -------
   Ending units...........................     10,009     7,874    47,094   12,677    73,292    32,226     109,099    52,794
                                             ========   =======   =======   ======   =======   =======   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GartIDModAgg         GartIDModCon         GartLgCpVal             GartMyMkt
                                             -------------------  -------------------  -------------------  ----------------------
                                                2003       2002      2003       2002      2003      2002       2003        2002
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
Investment activity:
   Net investment income (loss) ..........   $    4,292      363       3,483      611       (345)   (2,521)    (92,430)    (28,067)
   Realized gain (loss) on investments ...       84,254      152         269     (839)   (44,015)  (53,657)         --          --
   Change in unrealized gain (loss)
      on investments .....................       38,893   (7,739)     28,912       86    233,914   (50,007)         --          --
   Reinvested capital gains ..............           --       --          --       --         --        --          --          --
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      127,439   (7,224)     32,664     (142)   189,554  (106,185)    (92,430)    (28,067)
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      531,595  162,728      74,971  103,767    257,003    96,579   1,546,954   2,060,707
   Transfers between funds ...............      603,825        8     645,946  (19,219)   171,452    51,402  (1,097,937)  4,935,918
   Redemptions (note 3) ..................       (1,069)    (827)     (6,810)  (1,290)   (73,404)  (57,624) (4,103,385) (7,492,203)
   Annuity benefits ......................           --       --          --       --         --        --          --        (245)
   Annual contract maintenance charges
      (note 2) ...........................           --       --          --       --       (939)     (637)    (22,285)    (23,424)
   Contingent deferred sales charges
      (note 2) ...........................           --       --          --       --       (487)     (499)    (50,921)   (115,962)
   Adjustments to maintain reserves ......          (26)     (12)        (25)      (5)       (18)      (48)   (209,215)    209,041
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
         Net equity transactions .........    1,134,325  161,897     714,082   83,253    353,607    89,173  (3,936,789)   (426,168)
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------

Net change in contract owners' equity ....    1,261,764  154,673     746,746   83,111    543,161   (17,012) (4,029,219)   (454,235)
Contract owners' equity beginning
  of period ..............................      156,352    1,679      84,474    1,363    572,276   589,288  14,967,961  15,422,196
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
Contract owners' equity end of period ....   $1,418,116  156,352     831,220   84,474  1,115,437   572,276  10,938,742  14,967,961
                                             ==========  =======  ==========  =======  =========  ========  ==========  ==========

CHANGES IN UNITS:
   Beginning units .......................       21,384      195       9,259      141     64,810    56,771     633,619     659,924
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
   Units purchased .......................      324,819   21,296      72,045   10,623     66,380    10,292     464,808     371,377
   Units redeemed ........................     (190,921)    (107)       (706)  (1,505)   (31,710)   (2,253)   (625,572)   (397,682)
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
   Ending units ..........................      155,282   21,384      80,598    9,259     99,480    64,810     472,855     633,619
                                             ==========  =======  ==========  =======  =========  ========  ==========  ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GartMyMktS                GartNWFund
                                             -------------------------   ----------------------
                                                 2003          2002         2003        2002
                                             ------------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $    (79,019)     (10,772)    (23,927)     (25,987)
   Realized gain (loss) on investments ...             --           --    (535,258)    (767,007)
   Change in unrealized gain (loss)
      on investments .....................             --           --   1,720,268     (271,197)
   Reinvested capital gains ..............             --           --          --           --
                                             ------------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        (79,019)     (10,772)  1,161,083   (1,064,191)
                                             ------------   ----------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     14,629,178    7,503,123     742,231      745,060
   Transfers between funds ...............     (5,501,087)  (2,427,859)    (96,258)    (200,763)
   Redemptions (note 3) ..................     (6,106,601)  (1,792,738)   (562,388)    (742,086)
   Annuity benefits ......................             --           --          --           --
   Annual contract maintenance charges
      (note 2) ...........................             --           --     (11,724)     (13,287)
   Contingent deferred sales charges
      (note 2) ...........................        (11,374)      (9,355)     (8,321)      (9,811)
   Adjustments to maintain reserves ......           (293)        (152)         69          (87)
                                             ------------   ----------   ---------   ----------
         Net equity transactions .........      3,009,823    3,273,019      63,609     (220,974)
                                             ------------   ----------   ---------   ----------

Net change in contract owners' equity ....      2,930,804    3,262,247   1,224,692   (1,285,165)
Contract owners' equity beginning
   of period .............................      8,076,213    4,813,966   4,503,257    5,788,422
                                             ------------   ----------   ---------   ----------
Contract owners' equity end of period ....   $ 11,007,017    8,076,213   5,727,949    4,503,257
                                             ============   ==========   =========   ==========
CHANGES IN UNITS:
   Beginning units .......................        767,343      456,054      66,389       78,063
                                             ------------   ----------   ---------   ----------
   Units purchased .......................     31,536,835      423,355      36,190       43,975
   Units redeemed ........................    (31,250,004)    (112,066)    (14,361)     (55,649)
                                             ------------   ----------   ---------   ----------
   Ending units ..........................      1,054,174      767,343      88,218       66,389
                                             ============   ==========   =========   ==========

                                                GartValOpp              InvDynam
                                             ----------------   -----------------------
                                               2003     2002       2003         2002
                                             -------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (939)    (170)     (70,766)     (72,736)
   Realized gain (loss) on investments ...         4     (250)  (2,135,421)  (2,145,862)
   Change in unrealized gain (loss)
      on investments .....................    31,029   (6,005)   3,917,838     (305,228)
   Reinvested capital gains ..............        --       --           --           --
                                             -------   ------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    30,094   (6,425)   1,711,651   (2,523,826)
                                             -------   ------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    27,521   27,291      785,875      934,434
   Transfers between funds ...............   100,619   16,290      129,888   (1,177,346)
   Redemptions (note 3) ..................    (1,764)     (47)    (490,155)    (665,879)
   Annuity benefits ......................        --       --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --       --       (8,981)     (10,955)
   Contingent deferred sales charges
      (note 2) ...........................       (74)      --       (8,969)      (5,334)
   Adjustments to maintain reserves ......       (12)     (10)        (855)      (2,617)
                                             -------   ------   ----------   ----------
         Net equity transactions .........   126,290   43,524      406,803     (927,697)
                                             -------   ------   ----------   ----------

Net change in contract owners' equity ....   156,384   37,099    2,118,454   (3,451,523)
Contract owners' equity beginning
   of period .............................    40,469    3,370    4,438,708    7,890,231
                                             -------   ------   ----------   ----------
Contract owners' equity end of period ....   196,853   40,469    6,557,162    4,438,708
                                             =======   ======   ==========   ==========
CHANGES IN UNITS:
   Beginning units .......................     4,444      313      758,031      857,934
                                             -------   ------   ----------   ----------
   Units purchased .......................    12,363    4,135      432,108      102,722
   Units redeemed ........................      (861)      (4)    (356,963)    (202,625)
                                             -------   ------   ----------   ----------
   Ending units ..........................    15,946    4,444      833,176      758,031
                                             =======   ======   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    InvSmCoGr           InvTotRet           JanBal              JanIntl
                                            ----------------------  ----------------  ------------------  --------------------
                                                2003        2002      2003     2002      2003      2002      2003       2002
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
Investment activity:
   Net investment income (loss) ..........  $    (6,675)    (4,116)   1,275    1,019      6,842    6,082      (1,502)   (1,093)
   Realized gain (loss) on investments ...       40,219   (149,543) (23,266)  (2,427)    32,474  (17,696)    385,978   158,500
   Change in unrealized gain (loss)
      on investments .....................       61,304     10,388   72,307  (62,044)   132,944  (39,379)     31,646     1,532
   Reinvested capital gains ..............           --         --       --   11,624         --       --          --        --
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       94,848   (143,271)  50,316  (51,828)   172,260  (50,993)    416,122   158,939
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      121,612    224,635   47,334  128,735    559,173  379,193     160,837   152,639
   Transfers between funds ...............     (864,737)   942,947   22,082   22,754   (172,745) 342,274     127,384  (285,609)
   Redemptions (note 3) ..................     (128,133)   (29,264) (74,203)  (6,420)   (45,674) (58,744)    (13,670)   (1,059)
   Annuity benefits ......................           --         --       --       --         --       --          --        --
   Annual contract maintenance charges
      (note 2) ...........................           --         --       --       --         --       --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       (1,936)      (336)     (29)     (42)      (856)    (589)         --        (6)
   Adjustments to maintain reserves ......          864     (5,389)     (15)     (28)       (21)     (24)        (11)       (5)
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
         Net equity transactions .........     (872,330) 1,132,593   (4,831) 144,999    339,877  662,110     274,540  (134,040)
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------

Net change in contract owners' equity ....     (777,482)   989,322   45,485   93,171    512,137  611,117     690,662    24,899
Contract owners' equity beginning
   of period .............................    1,346,521    357,199  366,162  272,991    915,474  304,357      39,797    14,898
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
Contract owners' equity end of period ....  $   569,039  1,346,521  411,647  366,162  1,427,611  915,474     730,459    39,797
                                            ===========  =========  =======  ======== =========  =======  ==========  ========

CHANGES IN UNITS:
   Beginning units .......................      288,252     51,770   44,076   28,394    107,570   33,047       7,960     2,188
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
   Units purchased .......................      902,814    242,264    8,518   16,320    210,488   80,134   8,672,414     9,538
   Units redeemed ........................   (1,098,972)    (5,782)  (9,545)    (638)  (169,171)  (5,611) (8,570,702)   (3,766)
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
   Ending units ..........................       92,094    288,252   43,049   44,076    148,887  107,570     109,672     7,960
                                            ===========  =========  =======  =======  =========  =======  ==========  ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     JanWorld                  JanFund
                                             -----------------------   -----------------------
                                                 2003         2002        2003         2002
                                             -----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    (6,978)     (8,272)    (128,527)    (155,815)
   Realized gain (loss) on investments ...       151,084    (419,406)  (2,086,105)  (2,468,170)
   Change in unrealized gain (loss)
      on investments .....................       126,405     108,304    4,853,657   (1,503,205)
   Reinvested capital gains ..............            --          --           --           --
                                             -----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       270,511    (319,374)   2,639,025   (4,127,190)
                                             -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       382,064     365,405      976,026    1,722,048
   Transfers between funds ...............      (224,185)    (80,183)    (724,143)  (1,849,696)
   Redemptions (note 3) ..................       (81,942)    (69,137)  (1,178,410)  (1,537,202)
   Annuity benefits ......................            --          --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --          --      (21,901)     (26,534)
   Contingent deferred sales charges
      (note 2) ...........................        (1,751)       (305)     (18,409)     (17,532)
   Adjustments to maintain reserves ......           (60)        (48)     (38,782)      38,497
                                             -----------   ---------   ----------   ----------
         Net equity transactions .........        74,126     215,732   (1,005,619)  (1,670,419)
                                             -----------   ---------   ----------   ----------

Net change in contract owners' equity ....       344,637    (103,642)   1,633,406   (5,797,609)
Contract owners' equity beginning
   of period .............................       954,394   1,058,036    9,380,070   15,177,679
                                             -----------   ---------   ----------   ----------
Contract owners' equity end of period ....   $ 1,299,031     954,394   11,013,476    9,380,070
                                             ===========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       189,431     153,530      927,009    1,057,293
                                             -----------   ---------   ----------   ----------
   Units purchased .......................     3,541,684      46,316      146,217      134,760
   Units redeemed ........................    (3,518,708)    (10,415)    (232,680)    (265,044)
                                             -----------   ---------   ----------   ----------
   Ending units ..........................       212,407     189,431      840,546      927,009
                                             ===========   =========   ==========   ==========

                                                     Jan20Fd                  JanWrldwde
                                             ------------------------    -----------------------
                                                2003          2002          2003         2002
                                             ----------   -----------    ----------   ----------
Investment activity:
   Net investment income (loss) ..........     (168,709)     (167,536)      (31,224)     (70,672)
   Realized gain (loss) on investments ...   (3,450,451)   (2,456,700)   (1,063,232)    (815,741)
   Change in unrealized gain (loss)
      on investments .....................    8,216,691    (4,920,444)    3,051,655   (3,072,857)
   Reinvested capital gains ..............           --            --            --           --
                                             ----------   -----------    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    4,597,531    (7,544,680)    1,957,199   (3,959,270)
                                             ----------   -----------    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    2,318,493     3,440,927       944,330    1,269,691
   Transfers between funds ...............   (1,956,769)   (3,330,585)   (1,151,130)  (2,071,151)
   Redemptions (note 3) ..................   (2,626,034)   (2,828,817)   (1,115,842)  (1,349,460)
   Annuity benefits ......................           --            --            --           --
   Annual contract maintenance charges
      (note 2) ...........................      (51,639)      (61,832)      (19,886)     (25,086)
   Contingent deferred sales charges
      (note 2) ...........................      (38,949)      (35,774)      (15,633)     (15,755)
   Adjustments to maintain reserves ......      (28,985)       28,649            34         (237)
                                             ----------   -----------    ----------   ----------
         Net equity transactions .........   (2,383,883)   (2,787,432)   (1,358,127)  (2,191,998)
                                             ----------   -----------    ----------   ----------

Net change in contract owners' equity ....    2,213,648   (10,332,112)      599,072   (6,151,268)
Contract owners' equity beginning
   of period .............................   20,571,379    30,903,491     9,510,531   15,661,799
                                             ----------   -----------    ----------   ----------
Contract owners' equity end of period ....   22,785,027    20,571,379    10,109,603    9,510,531
                                             ==========   ===========    ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    1,505,246     1,693,929       864,427    1,078,979
                                             ----------   -----------    ----------   ----------
   Units purchased .......................      214,857       238,827        95,375      126,650
   Units redeemed ........................     (352,465)     (427,510)     (214,668)    (341,202)
                                             ----------   -----------    ----------   ----------
   Ending units ..........................    1,367,638     1,505,246       745,134      864,427
                                             ==========   ===========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    LazSmCap             MFSStratIncA           NWBdIx              NWIntIndx
                                             ----------------------   -----------------   -----------------   --------------------
                                                2003         2002       2003      2002      2003      2002       2003        2002
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
Investment activity:
   Net investment income (loss)...........   $  (26,117)    (26,524)   29,221    20,519     3,730     1,775        1,175      (307)
   Realized gain (loss) on investments....     (117,454)   (231,354)    4,551    (8,151)      639     1,136      238,870    60,178
   Change in unrealized gain (loss)
      on investments......................      823,380    (315,413)   37,811    12,183    (2,945)    1,490       20,252       137
   Reinvested capital gains...............           --      67,143        --        --        --       113           67        --
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................      679,809    (506,148)   71,583    24,551     1,424     4,514      260,364    60,008
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............      346,739     311,448    51,298    33,386   115,870    35,222       15,856      (507)
   Transfers between funds................     (892,470)  1,797,742   240,701    84,327   (39,681)   51,673      421,503   (58,009)
   Redemptions (note 3)...................     (311,522)   (268,161)  (46,402)  (67,668)   (6,726)   (1,294)        (664)       --
   Annuity benefits ......................           --          --        --        --        --        --           --        --
   Annual contract maintenance charges
      (note 2)............................       (2,578)     (2,051)   (1,029)     (686)       --        --           --        --
   Contingent deferred sales charges
      (note 2)............................       (5,073)     (2,845)     (139)      (22)       --        --           --        --
   Adjustments to maintain reserves.......       (1,376)       (265)       27       (43)      (38)      (40)          (7)       (3)
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
         Net equity transactions..........     (866,280)  1,835,868   244,456    49,294    69,425    85,561      436,688   (58,519)
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------

Net change in contract owners' equity.....     (186,471)  1,329,720   316,039    73,845    70,849    90,075      697,052     1,489
Contract owners' equity beginning
   of period..............................    2,744,647   1,414,927   425,225   351,380   102,628    12,553        3,377     1,888
                                             ----------   ---------   -------   -------   -------   -------    ---------   -------
Contract owners' equity end of period.....   $2,558,176   2,744,647   741,264   425,225   173,477   102,628      700,429     3,377
                                             ==========   =========   =======   =======   =======   =======   ==========   =======

CHANGES IN UNITS:
   Beginning units........................      255,464     103,663    39,645    34,722     8,533     1,128          564       257
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
   Units purchased........................      236,439     168,924    37,935     6,720    11,429     7,514    4,039,245       617
   Units redeemed.........................     (323,349)    (17,123)  (16,042)   (1,797)   (5,818)     (109)  (3,953,546)     (310)
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
   Ending units...........................      168,554     255,464    61,538    39,645    14,144     8,533       86,263       564
                                             ==========   =========   =======   =======   =======   =======   ==========   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   NWLgCapGr           NWMdCpMkt            NWSP500Indx               NWSmCap
                                             -------------------   -----------------   ---------------------   --------------------
                                                2003       2002      2003      2002       2003        2002        2003       2002
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
Investment activity:
   Net investment income (loss)...........   $  (2,964)   (2,480)   (2,041)     (918)     (4,021)     (4,608)    (16,081)    (8,674)
   Realized gain (loss) on investments....      11,873   (31,614)    3,229   (15,737)   (438,625)   (419,588)    324,395    (76,753)
   Change in unrealized gain (loss)
      on investments......................      39,317   (25,478)   88,456      (497)  1,083,044    (202,234)     73,718    (93,383)
   Reinvested capital gains...............          --        --     4,169        --          --          --      28,030         --
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................      48,226   (59,572)   93,813   (17,152)    640,398    (626,430)    410,062   (178,810)
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     105,157   193,553   105,220   268,670     706,396   1,280,331     298,347    176,121
   Transfers between funds................    (334,908)   (8,507)   18,512    25,134      18,931    (600,153)    891,016    304,152
   Redemptions (note 3)...................     (28,962)   (8,059)  (45,072)  (29,346)   (350,601)   (193,898)   (176,149)   (68,157)
   Annuity benefits ......................          --        --        --        --          --          --          --         --
   Annual contract maintenance charges
      (note 2)............................        (518)     (356)       --        --      (2,066)     (1,564)     (2,065)    (1,146)
   Contingent deferred sales charges
      (note 2)............................      (1,430)      (63)   (1,673)   (1,004)     (1,979)     (2,785)     (2,352)    (1,205)
   Adjustments to maintain reserves.......      (1,693)      (37)      (13)      (14)     (1,954)     (1,206)         43        (59)
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
         Net equity transactions..........    (262,354)  176,531    76,974   263,440     368,727     480,725   1,008,840    409,706
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------

Net change in contract owners' equity.....    (214,128)  116,959   170,787   246,288   1,009,125    (145,705)  1,418,902    230,896
Contract owners' equity beginning
   of period..............................     214,128    97,169   262,216    15,928   2,315,159   2,460,864     707,046    476,150
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
Contract owners' equity end of period.....   $      --   214,128   433,003   262,216   3,324,284   2,315,159   2,125,948    707,046
                                             =========   =======   =======   =======   =========   =========   =========   ========

CHANGES IN UNITS:
   Beginning units........................      41,537    13,422    32,942     1,678     374,477     299,497      74,127     39,865
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
   Units purchased........................      84,844    30,332    14,056    34,103     405,659     103,682     520,278     38,520
   Units redeemed.........................    (126,381)   (2,217)   (6,075)   (2,839)   (356,350)    (28,702)   (440,756)    (4,258)
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
   Ending units...........................          --    41,537    40,923    32,942     423,786     374,477     153,649     74,127
                                             =========   =======   =======   =======   =========   =========   =========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 NWSmCapIx           NBEFGuard              NBEFPart                NBETGen
                                            -----------------  ---------------------  ---------------------  ---------------------
                                               2003     2002      2003       2002        2003       2002        2003        2002
                                            ---------  ------  ---------  ----------  ---------  ----------  ----------  ---------
Investment activity:
   Net investment income (loss)...........  $   (724)     130    (31,439)    (18,937)   (55,469)    (59,852)    (97,694)   (74,976)
   Realized gain (loss) on investments....    12,763   (4,698)  (603,972)   (801,139)  (420,582)   (665,403)  1,268,957    288,866
   Change in unrealized gain (loss)
      on investments......................    32,295   (1,261) 1,529,560    (436,477) 1,761,525    (819,044)    970,033   (602,879)
   Reinvested capital gains...............     4,624       --         --          --         --          --       5,247     22,964
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    48,958   (5,829)   894,149  (1,256,553) 1,285,474  (1,544,299)  2,146,543   (366,025)
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)............    87,806   45,811    130,934     136,810    302,207     312,054   1,422,422  1,325,545
   Transfers between funds................   111,006    7,027   (299,624)   (197,629)   104,703    (207,907)  1,219,170  1,838,690
   Redemptions (note 3)...................    (2,114)  (1,737)  (511,602)   (645,259)  (540,024)   (869,970) (1,152,522)  (641,510)
   Annuity benefits.......................        --       --         --          --         --          --          --         --
   Annual contract maintenance charges
      (note 2)............................        --       --     (4,382)     (5,056)    (7,328)     (8,737)     (7,399)    (6,379)
   Contingent deferred sales charges
      (note 2)............................       (22)     (39)    (3,344)     (8,100)    (5,989)     (6,605)     (8,793)    (7,291)
   Adjustments to maintain reserves.......       (17)      (9)        10         (65)        12         (85)       (754)       306
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
         Net equity transactions..........   196,659   51,053   (688,008)   (719,299)  (146,419)   (781,250)  1,472,124  2,509,361
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
Net change in contract owners' equity.....   245,617   45,224    206,141  (1,975,852) 1,139,055  (2,325,549)  3,618,667  2,143,336
Contract owners' equity beginning
   of period..............................    53,271    8,047  3,058,980   5,034,832  3,917,971   6,243,520   6,601,375  4,458,039
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
Contract owners' equity end of period.....  $298,888   53,271  3,265,121   3,058,980  5,057,026   3,917,971  10,220,042  6,601,375
                                            ========   ======  =========  ==========  =========  ==========  ==========  =========
CHANGES IN UNITS:
   Beginning units........................     7,171      846    241,595     291,417    209,534     247,749     507,180    327,635
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
   Units purchased........................    60,384    6,526     14,784       9,654     37,028      15,572     736,660    209,810
   Units redeemed.........................   (39,610)    (201)   (63,044)    (59,476)   (44,899)    (53,787)   (637,834)   (30,265)
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
   Ending units...........................    27,945    7,171    193,335     241,595    201,663     209,534     606,006    507,180
                                            ========   ======  =========  ==========  =========  ==========  ==========  =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                NBETGuard            NBETPart           NBLtdMat             OppCapApA
                                            -----------------  -----------------  --------------------  -------------------
                                              2003      2002      2003     2002      2003       2002       2003      2002
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Investment activity:
   Net investment income (loss)...........  $ (2,831)  (1,160)   (2,339)  (1,738)    31,100     41,376     (9,820)   (5,160)
   Realized gain (loss) on investments....   (20,326) (11,371)   49,303  (16,106)       628      9,010    (37,382)  (51,879)
   Change in unrealized gain (loss)
      on investments......................   105,324  (82,554)   44,024  (28,867)   (14,778)    (2,627)   294,416   (97,520)
   Reinvested capital gains...............        --       --        --       --         --         --         --        --
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    82,167  (95,085)   90,988  (46,711)    16,950     47,759    247,214  (154,559)
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)............    33,986  144,191    15,886   76,939     90,872     85,388    439,879   316,577
   Transfers between funds................    10,878   (7,517)  (20,275) (39,931)   137,722    277,933    344,731    57,784
   Redemptions (note 3)...................   (35,883) (23,394)   (9,859) (28,186)  (112,921)  (340,016)   (29,293)  (36,961)
   Annuity benefits.......................        --       --        --       --         --         --         --        --
   Annual contract maintenance charges
      (note 2)............................        --       --        --       --     (1,539)    (1,367)        --        --
   Contingent deferred sales charges
      (note 2)............................      (332)    (383)     (424)    (404)      (818)    (3,666)      (836)     (231)
   Adjustments to maintain reserves.......       (28)     (23)        5      (12)       127        151        (25)      (31)
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
         Net equity transactions..........     8,621  112,874   (14,667)   8,406    113,443     18,423    754,456   337,138
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Net change in contract owners' equity.....    90,788   17,789    76,321  (38,305)   130,393     66,182  1,001,670   182,579
Contract owners' equity beginning
   of period..............................   259,236  241,447   147,302  185,607  1,263,616  1,197,434    563,983   381,404
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Contract owners' equity end of period.....  $350,024  259,236   223,623  147,302  1,394,009  1,263,616  1,565,653   563,983
                                            ========  =======  ========  =======  =========  =========  =========  ========
CHANGES IN UNITS:
   Beginning units........................    39,007   26,591    20,457   19,125     89,370     87,855     98,464    48,520
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
   Units purchased........................     7,311   14,608   385,831    1,957     42,696      2,247    140,074    54,432
   Units redeemed.........................    (6,825)  (2,192) (383,171)    (625)   (34,643)      (732)   (25,330)   (4,488)
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
   Ending units...........................    39,493   39,007    23,117   20,457     97,423     89,370    213,208    98,464
                                            ========  =======  ========  =======  =========  =========  =========  ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                OppChpInc              OppGlob               OppStrInc           PhxBalFd
                                             --------------   ------------------------   ----------------   ------------------
                                               2003    2002      2003          2002        2003     2002      2003      2002
                                             -------   ----   ----------   -----------   -------   ------   -------   --------
Investment activity:
   Net investment income (loss) ..........   $ 1,847    --       (49,145)     (166,307)    6,316    3,476     6,885     10,061
   Realized gain (loss) on investments ...         8    --      (265,470)   (1,646,191)    9,356      (71)  (28,454)   (94,925)
   Change in unrealized gain (loss)
      on investments .....................     3,546    --     5,097,672    (1,692,420)    8,698      666   154,952    (35,078)
   Reinvested capital gains ..............        --    --            --            --        --       --        --         --
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     5,401    --     4,783,057    (3,504,918)   24,370    4,071   133,383   (119,942)
                                             -------   ---    ----------   -----------   -------   ------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    25,716    --     1,760,899     1,757,398    92,221   57,490    92,830    206,721
   Transfers between funds ...............    43,246    --       863,002       (93,294)   32,598   10,430    83,246    (85,829)
   Redemptions (note 3) ..................      (618)   --    (1,241,656)   (1,553,334)   (7,219)      --   (73,464)  (110,504)
   Annuity benefits ......................        --    --            --            --        --       --        --         --
   Annual contract maintenance charges
      (note 2) ...........................        --    --       (16,247)      (17,236)       --       --    (1,678)    (1,491)
   Contingent deferred sales charges
      (note 2) ...........................        --    --       (10,448)      (14,552)     (158)      --      (247)      (696)
   Adjustments to maintain reserves ......         4    --       (69,176)       70,251        94      (95)       --        (25)
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
         Net equity transactions .........    68,348    --     1,286,374       149,233   117,536   67,825   100,687      8,176
                                             -------   ---    ----------   -----------   -------   ------   -------   --------

Net change in contract owners' equity ....    73,749    --     6,069,431    (3,355,685)  141,906   71,896   234,070   (111,766)
Contract owners' equity beginning
   of period .............................        --    --    11,057,926    14,413,611    95,479   23,583   757,712    869,478
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
Contract owners' equity end of period ....   $73,749    --    17,127,357    11,057,926   237,385   95,479   991,782    757,712
                                             =======   ===    ==========   ===========   =======   ======   =======   ========

CHANGES IN UNITS:
   Beginning units .......................        --    --       645,872     1,741,535     8,948    2,330    48,209     48,287
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
   Units purchased .......................     6,620    --     3,943,435    15,191,684    21,635    6,618    12,185      1,396
   Units redeemed ........................       (57)   --    (3,789,894)  (16,287,347)  (11,786)      --    (6,488)    (1,474)
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
   Ending units ..........................     6,563    --       799,413       645,872    18,797    8,948    53,906     48,209
                                             =======   ===    ==========   ===========   =======   ======   =======   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    PimTotRet               PIntEq           PVoyager           StComStk
                                             ----------------------   -----------------   -------------   ---------------------
                                                2003         2002        2003      2002    2003    2002      2003        2002
                                             ----------   ---------   ----------   ----   ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   38,359      25,891        3,533    --      (173)   --      (42,927)    (37,526)
   Realized gain (loss) on investments ...        9,305       2,148       99,315    --       481    --      (57,481)   (327,504)
   Change in unrealized gain (loss)
      on investments .....................       (4,858)      4,497       18,002    --     2,773    --    1,222,510    (374,314)
   Reinvested capital gains ..............       40,962      50,695           --    --        --    --           --          --
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................       83,768      83,231      120,850    --     3,081    --    1,122,102    (739,344)
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      715,052     819,973        5,771    --    10,690    --      662,430     533,822
   Transfers between funds ...............      140,216     532,087      183,951    --    64,090    --      (71,121)    327,704
   Redemptions (note 3) ..................     (155,867)    (83,872)      (3,708)   --    (1,897)   --     (383,098)   (353,951)
   Annuity benefits ......................           --          --           --    --        --    --           --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --           --    --        --    --       (3,354)     (3,058)
   Contingent deferred sales charges
      (note 2) ...........................       (2,866)       (593)          --    --        --    --       (5,190)     (4,353)
   Adjustments to maintain reserves ......         (297)       (825)           2    --         7    --       (2,535)     (1,330)
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
         Net equity transactions .........      696,238   1,266,770      186,016    --    72,890    --      197,132     498,834
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------

Net change in contract owners' equity ....      780,006   1,350,001      306,866    --    75,971    --    1,319,234    (240,510)
Contract owners' equity beginning
   of period .............................    1,793,691     443,690           --    --        --    --    2,890,786   3,131,296
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
Contract owners' equity end of period ....   $2,573,697   1,793,691      306,866    --    75,971    --    4,210,020   2,890,786
                                             ==========   =========   ==========   ===    ======   ===    =========   =========

CHANGES IN UNITS:
   Beginning units .......................      147,395      39,495           --    --        --    --      305,307     264,765
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
   Units purchased .......................       95,159     114,202    1,711,323    --     6,990    --      137,289      52,348
   Units redeemed ........................      (38,983)     (6,302)  (1,687,092)   --      (535)   --     (109,746)    (11,806)
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
   Ending units ..........................      203,571     147,395       24,231    --     6,455    --      332,850     305,307
                                             ==========   =========   ==========   ===    ======   ===    =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                StrMidCap          StrGrInc             StLCap                   TemForFd
                                            -----------------  ---------------  ---------------------  ----------------------
                                              2003      2002     2003    2002      2003       2002       2003         2002
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
Investment activity:
   Net investment income (loss) ..........  $ (1,258)    (470)  (1,204)   (610)   (26,339)    (32,950)     49,899      14,773
   Realized gain (loss) on investments ...    (6,549)  (4,376)  (1,061) (3,897)  (920,557) (1,009,637)  1,265,168      16,253
   Change in unrealized gain (loss)
      on investments .....................    31,194  (15,719)  31,118  (4,592) 1,401,047      65,399     513,393    (273,231)
   Reinvested capital gains ..............        --       --       --      --         --          --          --          --
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    23,387  (20,565)  28,853  (9,099)   454,151    (977,188)  1,828,460    (242,205)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    36,200   61,009   17,065  97,165    257,783     335,349     648,009     823,435
   Transfers between funds ...............   120,177    7,109   83,931      --    (83,881)   (443,740)    735,811     184,114
   Redemptions (note 3) ..................   (12,765)  (2,222)  (7,091) (8,797)  (270,877)   (437,722)   (744,639) (1,034,182)
   Annuity benefits ......................        --       --       --      --         --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................        --       --       --      --     (4,739)     (5,541)     (5,834)     (6,174)
   Contingent deferred sales charges
      (note 2) ...........................       (35)      --      (81)    (66)    (3,861)     (6,096)     (4,776)     (8,774)
   Adjustments to maintain reserves ......       (10)      (9)      (9)     (9)         7         (59)       (523)       (219)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
         Net equity transactions .........   143,567   65,887   93,815  88,293   (105,568)   (557,809)    628,048     (41,800)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------

Net change in contract owners' equity ....   166,954   45,322  122,668  79,194    348,583  (1,534,997)  2,456,508    (284,005)
Contract owners' equity beginning
   of period .............................    59,785   14,463   98,434  19,240  1,832,011   3,367,008   4,892,982   5,176,987
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
Contract owners' equity end of period ....  $226,739   59,785  221,102  98,434  2,180,594   1,832,011   7,349,490   4,892,982
                                            ========  =======  =======  ======  =========  ==========  ==========  ==========

CHANGES IN UNITS:
   Beginning units .......................    18,389    2,739   18,511   2,793    109,741     139,555     397,854     356,734
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
   Units purchased .......................    42,308   16,144   16,474  17,023     29,918      18,308   5,376,628      61,948
   Units redeemed ........................    (8,257)    (494)  (1,267) (1,305)   (35,317)    (48,122) (5,282,937)    (20,828)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
   Ending units ..........................    52,440   18,389   33,718  18,511    104,342     109,741     491,545     397,854
                                            ========  =======  =======  ======  =========  ==========  ==========  ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 VKGrInc           VKGro        VKRealEstSec    WRAdSmCap
                                             ---------------   -------------   -------------   ------------
                                               2003     2002    2003    2002    2003    2002   2003    2002
                                             --------   ----   ------   ----   ------   ----   -----   ----
Investment activity:
   Net investment income (loss)...........   $    509    --       (14)   --       600    --      (33)   --
   Realized gain (loss) on investments....         46    --        --    --       795    --      114    --
   Change in unrealized gain (loss)
      on investments......................     36,313    --       413    --     4,156    --      688    --
   Reinvested capital gains...............         --    --        --    --       194    --       --    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     36,868    --       399    --     5,745    --      769    --
                                             --------   ---    ------   ---    ------   ---    -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............    292,332    --    11,919    --    34,858    --      227    --
   Transfers between funds................    146,543    --     6,324    --    31,728    --    8,128    --
   Redemptions (note 3)...................       (895)   --        --    --      (228)   --       --    --
   Annuity benefits.......................         --    --        --    --        --    --       --    --
   Annual contract maintenance charges
      (note 2)............................         --    --        --    --        --    --       --    --
   Contingent deferred sales charges
      (note 2)............................         --    --        --    --        --    --       --    --
   Adjustments to maintain reserves.......         --    --         9    --        (6)   --        1    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
         Net equity transactions..........    437,980    --    18,252    --    66,352    --    8,356    --
                                             --------   ---    ------   ---    ------   ---    -----   ---

Net change in contract owners' equity.....    474,848    --    18,651    --    72,097    --    9,125    --
Contract owners' equity beginning
   of period..............................         --    --        --    --        --    --       --    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
Contract owners' equity end of period.....   $474,848    --    18,651    --    72,097    --    9,125    --
                                             ========   ===    ======   ===    ======   ===    =====   ===

CHANGES IN UNITS:
   Beginning units........................         --    --        --    --        --    --       --    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
   Units purchased........................     38,314    --     1,518    --     6,411    --      856    --
   Units redeemed.........................        (86)   --        --    --      (756)   --     (109)   --
                                             --------   ---    ------   ---    ------   ---    -----   ---
   Ending units...........................     38,228    --     1,518    --     5,655    --      747    --
                                             ========   ===    ======   ===    ======   ===    =====   ===

See accompanying notes to financial statements.

================================================================================

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class
                  (ACIncGroI)
               American Century International Growth Fund - Advisor Class
                  (ACIntlGrA)
               American Century International Growth Fund - Investor Class
                  (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class
                  (ACSTGvtI)
               American Century Ultra(R) Fund - Investor Class (ACUltraI)
               Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro) Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI) Delaware Group Delchester High-Yield Bond Fund, Inc.-
                  Institutional Class (DeHYBd)
               Dreyfus A Bonds Plus, Inc. (DryABonds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)
               Dreyfus Emerging Leaders Fund (DryELead)
               Dreyfus Premier Third Century Fund, Inc. - Class Z, The
                  (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc)
               Federated Equity Income Fund - Class F Shares (FedEqInc) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Income Fund - Institutional Service Class
                  (FedIntInc)
               Federated Investment Series Funds, Inc. - Federated Bond Fund -
                  Class F (FedBdFd)
               Fidelity(R) Advisor Balanced Fund - Class A (FidABalA) Fidelity(R) Advisor Balanced Fund - Class T (FidABalT) Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA) Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity(R) Advisor Growth Opportunities Fund - Class A
                  (FidAGrOppA)
               Fidelity(R) Advisor Growth Opportunities Fund - Class T
                  (FidAGrOppT)
               Fidelity(R) Advisor High Income Advantage Fund - Class T
                  (FidAHiIncT)(formerly Fidelity(R) Advisor High Yield Fund - Class T)
               Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
               Fidelity(R) Asset Manager(TM) (FidAsMgr)
               Fidelity(R) Capital & Income Fund (FidCapInc)
               Fidelity(R) Equity-Income Fund (FidEqInc)
               Fidelity(R) Magellan(R) Fund (FidMgln)

               Fidelity(R)Puritan(R)Fund (FidPurtn)
               Fidelity(R) VIP - High Income Portfolio - Initial Class
                  (FidVIPHI)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
                  (FranMutSer)
               Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
               Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
                  (FranBSInv)
               Gartmore Bond Fund - Class D (GartBond)
               Gartmore Government Bond Fund - Class D (GartGvtBd)
               Gartmore Growth Fund - Class A (GartGrowA)
               Gartmore Growth Fund - Class D (GartGrow)
               Gartmore GVIT J.P Morgan Balanced Fund - Class I (GVITJPBal) Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
               Gartmore ID Conservative Fund - Service Class (GartIDCon) Gartmore ID Moderate Fund - Service Class (GartIDMod)
               Gartmore ID Moderately Aggressive Fund - Service Class
                  (GartIDModAgg)
               Gartmore ID Moderately Conservative Fund - Service Class
                  (GartIDModCon)
               Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
               Gartmore Money Market Fund - Prime Shares (GartMyMkt)
               Gartmore Money Market Fund - Service Class (GartMyMktS)
               Gartmore Nationwide(R) Fund - Class D (GartNWFund)
                  (formerly Gartmore Total Return Fund - Class D)
               Gartmore Value Opportunities Fund - Class A (GartValOpp)
               INVESCO Dynamics Fund - Investor Class (InvDynam)
               INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr) INVESCO Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap) MFS(R)Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R)Bond Index Fund - Class A (NWBdIx) Nationwide(R)International Index Fund - Class A (NWIntIndx) Nationwide(R)Large Cap Growth Fund - Class A (NWLgCapGr)* Nationwide(R)Mid Cap Market Index Fund - Class A (NWMdCpMkt) Nationwide(R)S&P 500 Index Fund - Service Class (NWSP500Indx) Nationwide(R)Small Cap Fund - Class A (NWSmCap) Nationwide(R)Small Cap Index Fund - Class A (NWSmCapIx)
               Neuberger Berman EF - Guardian Fund - Investor Class Shares
                  (NBEFGuard)
               Neuberger Berman EF - Partners Fund - Investor Class Shares
                  (NBEFPart)
               Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen) Neuberger Berman ET - Guardian Fund - Trust Class Shares
                  (NBETGuard)
               Neuberger Berman ET - Partners Fund - Trust Class Shares
                  (NBETPart)
               Neuberger Berman Limited Maturity Bond Fund(R)- Investor Class
                  Shares (NBLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Champion Income Fund A (OppChpInc)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Strategic Income Fund - Class A (OppStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Putnam International Equity Fund - Class A (PIntEq)
               Putnam Voyager Fund - Class A (PVoyager)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth and Income Fund (StrGrInc)
               Strong Large Cap Growth Fund (StLCap)

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

               Templeton Foreign Fund - Class A (TemForFd)
               Van Kampen Growth and Income Fund - Class A (VKGrInc)
               Van Kampen Growth Fund - Class A (VKGro)
               Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec) Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
                  (WRAdSmCap)
               *At December 31, 2003, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                  Nationwide Variable Account Options                                          Soloist   Successor
     -------------------------------------------------------------------------------------------------------------
     Variable Account Charges - Recurring .................................................     1.30%       1.20%
     -------------------------------------------------------------------------------------------------------------
     CDSC Options:
        Seven Year CDSC ...................................................................       --       -0.25%
        Five Year CDSC ....................................................................       --       -0.10%
     -------------------------------------------------------------------------------------------------------------
     Reduced Purchase Payment Option:
           Initial lowered to $1,000 and subsequent lowered to $25.
        In states other than Oregon .......................................................       --        0.25%
        In Oregon only ....................................................................       --        0.30%
     -------------------------------------------------------------------------------------------------------------
     Death Benefit Options:
        Five-Year Reset ...................................................................       --        0.05%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or
           (iii) highest contract value before 86th birthday less surrenders.
        One-Year Enhanced (for contracts issued on or after 1-2-01) ......................        --        0.15%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or
           (iii) highest contract value before 86th birthday less surrenders.
        Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01) ......       --        0.20%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders,
           (iii) highest contract value before 86th birthday less surrenders or (iv) the 5%
           interest anniversary value.
        One-Year Step Up (for contracts issued prior to 1-2-01) ...........................       --        0.10%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or
           (iii) highest contract value before 86th birthday less surrenders.
     -------------------------------------------------------------------------------------------------------------
     Guaranteed Minimum Income Benefit Options:
           Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to
           May 1, 2003).
        Option 1 ..........................................................................       --        0.45%
        Option 2 ..........................................................................       --        0.30%
     -------------------------------------------------------------------------------------------------------------
     Beneficiary Protector Option .........................................................       --        0.40%
        Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
     -------------------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges/(1)/: ...............................................     1.30%       2.55%
     -------------------------------------------------------------------------------------------------------------

/(1)/When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                      Total      ACGroI   ACIncGroA   ACIncGroI   ACIntlGrA   ACIntlGrI   ACSTGvtI   ACUltraI
                   ----------   -------   ---------   ---------   ---------   ---------   --------   --------
0.95% ..........   $  207,269     1,374      5,221          --      1,161           --      8,288       8,507
1.00% ..........       10,380        16        276          --         --           --      1,748         235
1.05% ..........        7,765       379        700          --          8           --         --         250
1.10% ..........       42,078       115        608          --        175           --        162       1,714
1.15% ..........        7,492        95          8          --        158           --         --         412
1.20% ..........      263,006     1,354      8,165          --      3,728           --      2,100       7,541
1.25% ..........       46,576       213      1,884          --        654           --        211       1,894
1.30% ..........    2,973,281    97,104        175      82,566         --       22,011     34,975     188,707
1.35% ..........       26,805       350        851          --        112           --         69         776
1.40% ..........       25,493       342      1,784          --         48           --         29         640
1.45% ..........       35,253       472      1,377          --        154           --        643       1,366
1.50% ..........        6,080        49        219          --         58           --          5         144
1.55% ..........        6,408        41        130          --         --           --         --          24
1.60% ..........        1,140        --          7          --          2           --         --           5
1.65% ..........        1,853        13         22          --         --           --        103         105
1.70% ..........          467        28         17          --         --           --         14          --
1.75% ..........          134        --         --          --         --           --          8          --
1.80% ..........          208        --         --          --         --           --         --          --
1.85% ..........        1,645        --         --          --         --           --         --          12
1.90% ..........          395        --         10          --         10           --          4          --
2.05% ..........           15        --         --          --         --           --         --          --
2.10% ..........            6        --         --          --         --           --         --          --
2.25% ..........          171        --         --          --         --           --         --           2
                   ----------   -------     ------      ------      -----       ------     ------     -------
   Totals ......   $3,663,920   101,945     21,454      82,566      6,268       22,011     48,359     212,334
                   ==========   =======     ======      ======      =====       ======     ======     =======

                   CSEmGro   CSGIFixI   DeHYBd   DryABonds   DryApp   DryBal   DryELead   Dry3dCen
                   -------   --------   ------   ---------   ------   ------   --------   --------
0.95% ..........   $    --        --        --         --     7,063    1,511       57         159
1.00% ..........        --        --        --         --       355    1,113       --          --
1.05% ..........        --        --        --         --        --      369       --          --
1.10% ..........        --        --        --         --       637      771       --          21
1.15% ..........        --        --        --         --        --       --       --          35
1.20% ..........        --        --        --         --     4,520      895      669         704
1.25% ..........        --        --        --         --     1,616      291       37         710
1.30% ..........    38,328    12,117     5,847     46,031    28,179   13,034       --      11,858
1.35% ..........        --        --        --         --       776      117       --          95
1.40% ..........        --        --        --         --       367      497       --           7
1.45% ..........        --        --        --         --       758      426       --         283
1.50% ..........        --        --        --         --       164       30       --          --
1.55% ..........        --        --        --         --         1       68       --          --
1.60% ..........        --        --        --         --        --        4       --          --
1.65% ..........        --        --        --         --        39       --       --         102
1.70% ..........        --        --        --         --        26        8       --           6
1.85% ..........        --        --        --         --        --       --       --          12
1.90% ..........        --        --        --         --        57       --       --          --
                   -------    ------     -----     ------    ------   ------      ---      ------
   Totals ......   $38,328    12,117     5,847     46,031    44,558   19,134      763      13,992
                   =======    ======     =====     ======    ======   ======      ===      ======

                   Dry500Ix   EvInc   FedEqInc   FedHiYld   FedIntInc   FedBdFd   FidABalA   FidABalT
                   --------   -----   --------   --------   ---------   -------   --------   --------
0.95% ..........   $      --      --       173      1,075      1,317       1,421     2,665         --
1.00% ..........         --      --        --         33         37          --        29         --
1.05% ..........         --      --        --          5         --         278        67         --
1.10% ..........         --      --        --        195         54         875     1,884         --
1.15% ..........         --      --        --        200         --          --        --         --
1.20% ..........         --      --       497      3,050         47       1,800     1,607         --
1.25% ..........         --      --       139        514          5         405       504         --
1.30% ..........    209,239   9,002        --     13,597         --      23,629        --     15,191
1.35% ..........         --      --         3         12          8          99       458         --
1.40% ..........         --      --         3        585        924         228        28         --
1.45% ..........         --      --         4        120        249         389       899         --
1.50% ..........         --      --        19         46          1          --       177         --

Continued          Dry500Ix   EvInc   FedEqInc   FedHiYld   FedIntInc   FedBdFd   FidABalA   FidABalT
                   --------   -----   --------   --------   ---------   -------   --------   --------
1.55% ..........         --      --       --          --         --          54        --         --
1.60% ..........         --      --       --           4         --          --        --         --
1.65% ..........         --      --       --           2         --          --        --         --
1.70% ..........         --      --       --          13         --          --        17         --
1.75% ..........         --      --       --          --          8          --        --         --
1.85% ..........         --      --       --         142         --          --        --         --
1.90% ..........         --      --       --          --         --          18        --         --
2.05% ..........         --      --       --          --         --          10        --         --
                   --------   -----      ---      ------      -----      ------     -----     ------
   Totals.......   $209,239   9,002      838      19,593      2,650      29,206     8,335     15,191
                   ========   =====      ===      ======      =====      ======     =====     ======

                   FidAEGroA   FidAEqIncA   FidAEqIncT   FidAGrOppA   FidAGrOppT   FidAHiIncT   FidAOvA   FidAsMgr
                   ---------   ----------   ----------   ----------   ----------   ----------   -------   --------
0.95% ..........     $4,576      12,044           --          815           --        4,333        342         --
1.00% ..........         --          92           --           78           --          168         --         --
1.05% ..........         --         264           --           --           --           --         --         --
1.10% ..........        235       1,741           --          140           --          147         --         --
1.15% ..........         --         305           --           --           --          147         --         --
1.20% ..........      1,788       4,996           --        1,766           --        6,633      3,965         --
1.25% ..........        160       1,631           --          103           --          549        120         --
1.30% ..........         --          47       36,621           --       53,179       31,761         28     55,703
1.35% ..........          9         678           --           81           --        1,281        331         --
1.40% ..........        362       1,036           --           33           --          223         --         --
1.45% ..........        558       1,533           --          508           --          257         44         --
1.50% ..........        110         377           --          105           --           73          1         --
1.55% ..........         --       1,657           --           --           --           --         --         --
1.60% ..........         --          21           --           --           --           --         --         --
1.65% ..........         96          89           --           --           --           --         --         --
1.70% ..........         23           4           --           --           --           10         --         --
1.75% ..........         --           8           --           --           --           --         --         --
1.80% ..........         --           4           --           --           --           --         --         --
1.85% ..........         --          26           --           --           --           --         --         --
1.90% ..........         --           9           --            7           --            1         --         --
                     ------      ------       ------        -----       ------       ------      -----     ------
   Totals ......     $7,917      26,562       36,621        3,636       53,179       45,583      4,831     55,703
                     ======      ======       ======        =====       ======       ======      =====     ======


                   FidCapInc   FidEqInc   FidMgln   FidPurtn   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                   ---------   --------   -------   --------   --------   ----------   -----------   ---------
0.95% ..........     $   --          --        --         --        --       9,210        6,251        2,395
1.00% ..........         --          --        --         --        --         394          337           85
1.05% ..........         --          --        --         --        --          65          466           --
1.10% ..........         --          --        --         --        --       1,637          542          587
1.15% ..........         --          --        --         --        --         205           --          195
1.20% ..........         --          --        --         --        --       4,624        3,346        1,783
1.25% ..........         --          --        --         --        --       1,744        1,731        1,367
1.30% ..........      8,038     113,314   263,582    129,750       749      37,395           67            6
1.35% ..........         --          --        --         --        --         304          260          597
1.40% ..........         --          --        --         --        --          57           71          982
1.45% ..........         --          --        --         --        --       1,717          565          940
1.50% ..........         --          --        --         --        --         240          233           92
1.55% ..........         --          --        --         --        --         127           25            3
1.60% ..........         --          --        --         --        --          13           --           --
1.65% ..........         --          --        --         --        --         125           61           --
1.70% ..........         --          --        --         --        --          21           31           12
1.80% ..........         --          --        --         --        --           4            4           --
1.85% ..........         --          --        --         --        --          --           --           13
1.90% ..........         --          --        --         --        --          27            5           --
                     ------     -------   -------    -------     -----      ------       ------        -----
   Totals ......     $8,038     113,314   263,582    129,750       749      57,909       13,995        9,057
                     ======     =======   =======    =======     =====      ======       ======        =====


                   GartBond   GartGvtBd   GartGrowA   GartGrow   GVITJPBal   GartIDAgg   GartIDCon   GartIDMod
                   --------   ---------   ---------   --------   ---------   ---------   ---------   ---------
0.95% ..........    $ 2,460     17,286        20          326        81           94       2,056       2,928
1.00% ..........         --      1,789        --           16        --           11          11          --
1.05% ..........        672         41        --           --        --           --          --          --
1.10% ..........         33      2,491        --           10        --          321          --          19
1.15% ..........        211         --        --           --        --          152          --         748
1.20% ..........      1,008      3,940         6        1,186        32        1,073       2,019       2,653
1.25% ..........        505        222         2            4         1           31           1         349
1.30% ..........     27,766     57,631        94       13,980       734           --         144          --

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

Continued          GartBond   GartGvtBd   GartGrowA   GartGrow   GVITJPBal   GartIDAgg   GartIDCon   GartIDMod
                   --------   ---------   ---------   --------   ---------   ---------   ---------   ---------
1.35% ..........        164        553        --          138        --           58           1        266
1.40% ..........          8      3,299        --           19        --          159          --        146
1.45% ..........        458        495        25           97        16            9         365        406
1.50% ..........          3          7        --           --         4           33          --          1
1.55% ..........         --         --        --           --        --           --          --        832
1.60% ..........          4         21        --           --        --           --          --         --
1.65% ..........         --         --        --           --        --           --          --        320
1.70% ..........          4         49        --           --        --           --          --         --
1.75% ..........         --         --        --           --        --           --          --         27
1.90% ..........          7         26        --           --        --           --          --         --
2.05% ..........          1         --        --           --        --           --          --         --
                    -------     ------       ---       ------       ---        -----       -----      -----
   Totals ......    $33,304     87,850       147       15,776       868        1,941       4,597      8,695
                    =======     ======       ===       ======       ===        =====       =====      =====

                   GartIDModAgg   GartIDModCon   GartLgCpVal   GartMyMkt   GartMyMktS   GartNWFund   GartValOpp   InvDynam
                   ------------   ------------   -----------   ---------   ----------   ----------   ----------   --------
0.95% ..........      $1,119            615         1,470            --       11,581         626         337        4,849
1.00% ..........          10             29            --            --          333          76          --          188
1.05% ..........          --             --            --            --          828          --          --          430
1.10% ..........         118             --            --            --        3,611         182          --        1,314
1.15% ..........         233             --            --            --        1,179         259          --          269
1.20% ..........       2,678            254         1,254            --       88,604         777         149        3,995
1.25% ..........         119              1            47            --        6,913         188          47        1,357
1.30% ..........          --             --         6,051       176,789          341      62,996          --       55,192
1.35% ..........         147            240             7            --        9,224           6          74          424
1.40% ..........         198            817            --            --        2,419          24         149        1,054
1.45% ..........         206            379            63            --        2,818         160          76        1,241
1.50% ..........         263             --            67            --          225           3          25          232
1.55% ..........          --             --            --            --          285          --          --          109
1.60% ..........          --             --            --            --           11          --         168           71
1.65% ..........          --             --            45            --            8          10          --           16
1.70% ..........          --             --            --            --            6          --          --           25
1.75% ..........          --             --            --            --           24          --          --           --
1.85% ..........          --             --            --            --        1,376          --          --           --
1.90% ..........          --             --            --            --           17          --          --           --
2.10% ..........          --             --            --            --            6          --          --           --
2.25% ..........          --             --            --            --          147          --          --           --
                      ------          -----         -----       -------      -------      ------       -----       ------
   Totals ......      $5,091          2,335         9,004       176,789      129,956      65,307       1,025       70,766
                      ======          =====         =====       =======      =======      ======       =====       ======

                   InvSmCoGr   InvTotRet   JanBal   JanIntl   JanWorld   JanFund   Jan20Fd   JanWrldwde
                   ---------   ---------   ------   -------   --------   -------   -------   ----------
0.95% ..........    $1,609         662      9,516       --      2,476      4,692     6,015         474
1.00% ..........        58          --        288       --        193        166        53          53
1.05% ..........       198          21         --       43        477        265       747          59
1.10% ..........       310         201        591       --        930      1,611     1,284          28
1.15% ..........        34          --         --       --         47        125       843          --
1.20% ..........     2,989       1,195      2,387    4,662      4,283      3,777     7,423         171
1.25% ..........       294         937        571      114      2,442      1,982     3,013         911
1.30% ..........       103          --         49       36         67    114,331   257,784     121,684
1.35% ..........       319          96        230      246        527        350       269          --
1.40% ..........       313         792        734       63      1,071        299       304          --
1.45% ..........       206         520      1,116       81      1,365        793     1,138          64
1.50% ..........       161          50        205       --         56         64       147          29
1.55% ..........        65          25         --       --          5         26        27          --
1.60% ..........         7          --         --       --         --         --        20          --
1.65% ..........         9          --        112       --         59         19        11          --
1.70% ..........        --          11          5       --         38         15        31          --
1.90% ..........        --          --         --       --         39         12        33          --
2.05% ..........        --           3         --       --         --         --        --          --
                    ------       -----     ------    -----     ------    -------   -------     -------
   Totals ......    $6,675       4,513     15,804    5,245     14,075    128,527   279,142     123,473
                    ======       =====     ======    =====     ======    =======   =======     =======

                   LazSmCap   MFSStratIncA   NWBdIx   NWIntIndx   NWLgCapGr   NWMdCpMkt   NWSP500Indx   NWSmCap
                   --------   ------------   ------   ---------   ---------   ---------   -----------   -------
0.95% ..........    $   921          --        390         --         285       1,404        5,431          296
1.00% ..........         --          --         --         --          --          --          513           27
1.05% ..........         --          --         --         --          --          --          237           --
1.10% ..........        732          --         74         15          --         744        1,594          104
1.15% ..........         --          --         --         --          --          --          429          167
1.20% ..........      1,362          --      1,052      2,478         219         643        8,627        1,597
1.25% ..........        116          --        104         39          51          44        2,074          137
1.30% ..........     22,413       8,239         --         --       1,813          --       10,673       13,311
1.35% ..........        235          --         46         22          --          38        1,059          226
1.40% ..........          3          --         --         --          --          30          220           14
1.45% ..........        181          --        198         24         596         241        1,309          186
1.50% ..........         36          --         --         --          --          38          316           --
1.55% ..........         --          --         --         --          --          --           91           --
1.60% ..........         88          --         --         --          --         166           17           --
1.65% ..........         --          --         --         --          --          31           56           16
1.75% ..........         --          --         --         --          --           8            8           --
1.80% ..........         --          --         --         --          --          --           89           --
1.85% ..........         --          --         --         --          --          --           39           --
1.90% ..........         30          --         --          4          --          --           --           --
2.05% ..........         --          --         --         --          --          --            1           --
2.25% ..........         --          --         --         --          --          --           10           --
                    -------       -----      -----      -----       -----       -----       ------       ------
   Totals ......    $26,117       8,239      1,864      2,582       2,964       3,387       32,793       16,081
                    =======       =====      =====      =====       =====       =====       ======       ======

                   NWSmCapIx   NBEFGuard   NBEFPart   NBETGen   NBETGuard   NBETPart   NBLtdMat   OppCapApA
                   ---------   ---------   --------   -------   ---------   --------   --------   ---------
0.95% ..........     $  292         --          --     10,112       232         711         --      4,743
1.00% ..........         --         --          --        407        34          --         --        245
1.05% ..........         --         --          --         12        --          --         --         50
1.10% ..........         62         --          --      2,378       398          10         --        516
1.15% ..........        183         --          --        256        --          --         --         --
1.20% ..........        608         --          --     10,768     2,210       1,172         --      1,899
1.25% ..........        191         --          --      1,129        52         236         --        508
1.30% ..........         --     40,588      56,945     67,529        --          --     18,261         18
1.35% ..........         19         --          --      1,046       119         114         --        142
1.40% ..........         26         --          --      1,527         4          --         --        661
1.45% ..........        122         --          --      1,037       346          87         --        632
1.50% ..........         64         --          --         91         2          --         --        202
1.55% ..........         --         --          --      1,317        40          --         --         --
1.60% ..........         --         --          --         29        --          --         --         10
1.65% ..........         15         --          --         49        --          --         --        169
1.70% ..........         --         --          --         --        --          --         --          4
1.75% ..........         --         --          --         --        --          --         --         17
1.80% ..........         --         --          --         --        --          --         --          4
1.90% ..........         --         --          --          7        --           9         --         --
                     ------     ------      ------     ------     -----       -----     ------      -----
   Totals ......     $1,582     40,588      56,945     97,694     3,437       2,339     18,261      9,820
                     ======     ======      ======     ======     =====       =====     ======      =====

                   OppChpInc   OppGlob   OppStrInc   PhxBalFd   PimTotRet   PIntEq   PVoyager   StComStk
                   ---------   -------   ---------   --------   ---------   ------   --------   --------
0.95% ..........      $165      10,740      129           --      5,884         --     151        6,455
1.00% ..........        --         394       --           --        130         --      --          220
1.05% ..........        --         651       17           --         --         --      --          134
1.10% ..........        --       2,196       48           --      6,403         --      --          877
1.15% ..........        --         338       --           --        252         --      --           --
1.20% ..........        52      10,262      488           --      4,676      1,344      21        2,806
1.25% ..........        --       1,590      323           --      1,790         51      --        1,146
1.30% ..........        64     132,285       --       10,783        832         --      --       29,741
1.35% ..........         7       1,135      299           --        791        157      --          162
1.40% ..........        --         934      372           --        424         --      --          194
1.45% ..........         1       1,232      142           --      1,672         11       1          986
1.50% ..........        --         261       --           --      1,184          2      --          137
1.55% ..........        --          99       --           --      1,357         --      --           --
1.60% ..........        --         116       --           --        326         --      --           18
1.65% ..........        --          23       --           --         64         --      --           --
1.70% ..........        --          23       --           --         --         --      --           26

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

Continued          OppChpInc   OppGlob   OppStrInc   PhxBalFd   PimTotRet   PIntEq   PVoyager   StComStk
                   ---------   -------   ---------   --------   ---------   ------   --------   --------
1.75% ..........        --          26        --          --          --        --       --          --
1.80% ..........        --          --        --          --         103        --       --          --
1.90% ..........        --          38        --          --          --        --       --          25
2.25% ..........        --           2        --          --          10        --       --          --
                      ----     -------     -----      ------      ------     -----      ---      ------
   Totals ......      $289     162,345     1,818      10,783      25,898     1,565      173      42,927
                      ====     =======     =====      ======      ======     =====      ===      ======

                   StrMidCap   StrGrInc   StLCap   TemForFd   VKGrInc   VKGro   VKRealEstSec   WRAdSmCap
                   ---------   --------   ------   --------   -------   -----   ------------   ---------
0.95% ..........     $  368        261        --     6,140      817        9          83           --
1.00% ..........         --         --        --       129       11       --          --           --
1.05% ..........         --         --        --        32       --       --          --           --
1.10% ..........          8         --        --       625       --       --          --           --
1.15% ..........          7         --        --        --       --       --          --           --
1.20% ..........        674      1,050        --     6,807       29        4          32           33
1.25% ..........        131         43        --       237       16       --          35           --
1.30% ..........         --         --    26,339    55,845       --       --          --           --
1.35% ..........          1          7        --       572       --        1           1           --
1.40% ..........         --         --        --       952       --       --          18           --
1.45% ..........         69        112        --       679       12       --          18           --
1.50% ..........         --         --        --        28       --       --           1           --
1.60% ..........         --         12        --        --       --       --          --           --
1.65% ..........         --         --        --        32       --       --          32           --
1.85% ..........         --         25        --        --       --       --          --           --
                     ------      -----    ------    ------      ---      ---         ---          ---
   Totals ......     $1,258      1,510    26,339    72,078      885       14         220           33
                     ======      =====    ======    ======      ===      ===         ===          ===

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $682,509 and $445,912, respectively, and total transfers from the Account to the fixed account were $1,094,025 and $6,156,773, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $123,234 and $263,595 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                *Rate*        Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     American Century Growth Fund - Investor Class
        2003 ............   0.95% to 1.70%    199,202   $ 5.82 to  5.66     $ 8,425,454       0.00%      23.23% to  22.30%
        2002 ............   0.95% to 1.70%    202,293     4.62 to 57.97       7,497,188       0.00%     -27.39% to -26.83%
        2001 ............   0.95% to 1.70%    195,078     6.37 to 79.51      11,383,722       0.00%     -20.06% to -19.45%
        2000 ............   0.95% to 1.65%    186,166     7.97 to 99.06      14,987,298       0.00%     -20.31% to -15.81% (a)
        1999 ............       1.30%         153,919        117.67          18,111,321       0.00%            32.93%

     American Century Income & Growth Fund - Advisor Class
        2003 ............   0.95% to 1.90%    254,671     8.25 to 7.97        2,086,730       2.02%      28.10% to  26.88%
        2002 ............   0.95% to 1.90%    202,500     6.28 to 6.44        1,297,583       1.21%     -21.13% to -20.37%
        2001 ............   0.95% to 1.70%    147,837     7.99 to 8.09        1,192,789       0.89%     -10.20% to  -9.51%
        2000 ............   0.95% to 1.50%     67,190     8.91 to 8.94          600,044       0.68%     -10.93% to -10.60% (a) (b)

     American Century Income & Growth Fund - Investor Class
        2003 ............       1.30%         431,936         16.70           7,212,151       1.70%           27.94%
        2002 ............       1.30%         459,146         13.05           5,992,253       1.31%          -20.42%
        2001 ............       1.30%         524,128         16.40           8,595,867       1.04%           -9.57%
        2000 ............       1.30%         539,511         18.14           9,784,698       0.92%          -11.69%
        1999 ............       1.30%         534,684         20.54          10,981,114       1.10%           16.42%

     American Century International Growth Fund - Advisor Class
        2003 ............   0.95% to 1.90%    172,001     6.22 to 6.00        1,061,173       0.73%      23.92% to  22.74%
        2002 ............   0.95% to 1.90%     47,760     4.89 to 5.02          238,617       0.67%     -21.01% to -20.24%
        2001 ............   0.95% to 1.50%     27,565     6.24 to 6.29          173,061       0.17%     -28.10% to -27.69%
        2000 ............   0.95% to 1.45%     13,960     8.67 to 8.70          121,449       0.00%     -13.25% to -12.96% (a) (b)

     American Century International Growth Fund - Investor Class
        2003 ............       1.30%         115,663         17.87           2,067,110       0.81%            23.75%
        2002 ............       1.30%         109,800         14.44           1,585,693       0.71%           -20.30%
        2001 ............       1.30%         123,761         18.12           2,242,470       0.32%           -27.75%
        2000 ............       1.30%         123,327         25.08           3,092,787       0.00%           -16.11%
        1999 ............       1.30%          67,212         29.89           2,009,150       0.05%            62.31%

     American Century Short-Term Government Fund - Investor Class
        2003 ............   0.95% to 1.90%    194,103    11.71 to 11.31       3,453,840       2.08%       0.15% to -0.81%
        2002 ............   0.95% to 1.90%    209,853    11.40 to 27.03       4,038,133       3.13%       3.24% to  4.24%
        2001 ............   0.95% to 1.70%    111,419    11.08 to 26.02       2,321,700       4.03%       5.32% to  6.13%
        2000 ............   0.95% to 1.35%    110,313    10.54 to 24.61       2,598,444       5.45%       5.45% to  6.39% (a)
        1999 ............       1.30%          87,493         23.13           2,023,943       6.00%             0.52%

     American Century Ultra(R) Fund - Investor Class
        2003 ............   0.95% to 2.25%  1,249,922     6.43 to  8.48      18,519,651       0.00%      24.63% to  23.00%
        2002 ............   0.95% to 1.90%  1,204,587     5.03 to 15.72      15,470,323       0.24%     -24.61% to -23.88%
        2001 ............   0.95% to 1.80%  1,276,469     6.68 to 20.73      22,547,669       0.00%     -16.16% to -15.43%
        2000 ............   0.95% to 1.65%  1,260,444     7.98 to 24.60      27,643,558       0.00%     -20.95% to -19.87% (b)
        1999 ............       1.30%         958,510         31.12          29,824,155       0.00%            39.63%

     Credit Suisse Emerging Growth Fund - Common Shares
        2003 ............       1.30%         282,864         13.17           3,726,032       0.00%            43.47%
        2002 ............       1.30%         263,436          9.18           2,418,674       0.00%           -31.07%
        2001 ............       1.30%         317,127         13.32           4,224,008       0.00%           -25.80%
        2000 ............       1.30%         339,409         17.95           6,092,533       0.00%           -13.17%
        1999 ............       1.30%         288,739         20.67           5,968,882       0.00%            39.97%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Credit Suisse Global Fixed Income Fund - Common Shares
        2003 ............       1.30%         72,744    $     13.98         $ 1,017,116      13.00%           12.98%
        2002 ............       1.30%         50,344          12.38             623,027       9.19%            8.79%
        2001  ...........       1.30%         16,666          11.38             189,593       4.44%            1.83%
        2000 ............       1.30%         15,052          11.17             168,162       8.93%            5.85%
        1999 ............       1.30%          5,420          10.55              57,203       3.26%           -0.91%

     Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class
        2003 ............       1.30%         43,328          12.98             562,391       9.96%           29.05%
        2002 ............       1.30%         28,131          10.06             282,951      11.51%           -0.82%
        2001  ...........       1.30%         39,799          10.14             403,604      11.97%           -8.93%
        2000 ............       1.30%         57,457          11.14             639,794      11.51%          -21.83%
        1999 ............       1.30%         79,605          14.24           1,133,963      11.06%           -4.47%

     Dreyfus A Bonds Plus, Inc.
        2003 ............       1.30%        231,833          14.90           3,454,549       4.07%            3.29%
        2002 ............       1.30%        228,069          14.43           3,290,077       4.63%            6.48%
        2001  ...........       1.30%        202,272          13.55           2,740,365       6.72%            3.23%
        2000 ............       1.30%        157,768          13.12           2,070,621       5.85%            8.81%
        1999 ............       1.30%        160,276          12.06           1,933,180       6.26%            0.44%

     Dreyfus Appreciation Fund, Inc.
        2003 ............   0.95% to 1.90%   482,126      8.64 to  8.34       4,861,163       1.33%      19.24% to  18.10%
        2002 ............   0.95% to 1.90%   345,694      7.06 to 10.00       3,081,601       0.89%     -18.72% to -17.93%
        2001  ...........   0.95% to 1.70%   310,248      8.72 to 12.22       3,342,317       0.85%     -12.28% to -11.60%
        2000 ............   0.95% to 1.45%   225,503      9.96 to 13.88       2,880,685       0.70%      -0.42% to   0.49% (a)
        1999 ............       1.30%        156,211          13.81           2,157,476       0.75%            8.54%

     Dreyfus Balanced Fund, Inc.
        2003 ............   0.95% to 1.70%   197,843      9.04 to  8.79       1,978,349       1.29%      16.91% to  16.03%
        2002 ............   0.95% to 1.70%   151,031      7.58 to  9.15       1,294,706       2.16%     -17.89% to -17.26%
        2001  ...........   0.95% to 1.70%   150,473      9.23 to 11.10       1,544,987       2.63%      -6.09% to  -5.37%
        2000 ............   0.95% to 1.45%   101,028      9.84 to 11.78       1,125,660       2.48%      -1.56% to   0.65% (a)
        1999 ............       1.30%         29,698          11.70             347,446       2.76%            8.77%

     Dreyfus Emerging Leaders Fund
        2003 ............   0.95% to 1.25%    10,101     10.04 to  9.93         100,549       0.00%      38.16% to  37.74%
        2002 ............   0.95% to 1.25%     7,585      7.21 to  7.27          54,785       0.00%     -21.16% to -20.92%
        2001  ...........   0.95% to 1.25%     8,292      9.14 to  9.19          75,926       0.00%     -11.04% to -10.77%
        2000 ............   0.95% to 1.25%     7,486     10.28 to 10.30          76,996       0.00%       2.79% to   3.00% (a) (b)

     Dreyfus Premier Third Century Fund, Inc. - Class Z, The
        2003 ............   0.95% to 1.85%    94,492      5.70 to  5.52       1,239,435       0.00%      24.68% to  23.55%
        2002 ............   0.95% to 1.70%    84,912      4.48 to 14.97       1,005,117       0.00%     -30.58% to -30.04%
        2001  ...........   0.95% to 1.70%   128,466      6.46 to 21.47       1,894,868       0.00%     -25.02% to -24.45%
        2000 ............   0.95% to 1.45%   117,698      8.63 to 28.52       2,454,986       0.70%     -14.03% to -13.45% (b)
        1999 ............       1.30%         59,207          33.18           1,964,378       0.00%           28.47%

     Dreyfus S&P 500 Index Fund
        2003 ............       1.30%        712,646          25.67          18,293,906       1.19%           26.42%
        2002 ............       1.30%        723,651          20.31          14,693,857       0.99%          -23.52%
        2001  ...........       1.30%        789,038          26.55          20,949,067       0.88%          -13.51%
        2000 ............       1.30%        746,793          30.70          22,925,025       0.78%          -10.74%
        1999 ............       1.30%        692,394          34.39          23,813,192       0.96%           18.69%

     Evergreen Equity Income Fund - Class I
        2003 ............       1.30%         39,990          21.69             867,245       2.28%           29.75%
        2002 ............       1.30%         35,669          16.71             596,162       2.57%          -13.51%
        2001  ...........       1.30%         37,440          19.32             723,486       2.93%           -6.61%
        2000 ............       1.30%         69,614          20.69           1,440,452       4.25%            5.78%
        1999 ............       1.30%         72,494          19.56           1,418,098       4.96%           14.85%

     Federated Equity Income Fund - Class F Shares
        2003 ............   0.95% to 1.50%    14,167      7.48 to 7.34          105,332       2.08%      22.76% to  22.08%
        2002 ............   0.95% to 1.50%     9,824      6.02 to 6.09           59,545       1.40%     -20.63% to -20.19%
        2001  ...........   1.20% to 1.50%     4,072      7.58 to 7.61           30,976       2.25%     -12.64% to -12.37%

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Federated High Yield Trust
        2003 ............   0.95% to 1.90%   170,690    $10.85 to 10.47     $1,793,939        9.41%      21.65% to  20.48%
        2002 ............   0.95% to 1.90%   109,902      8.58 to  8.92        949,594       10.16%      -1.84% to  -0.89%
        2001 ............   0.95% to 1.60%    58,130      8.69 to  9.00        507,289       13.04%      -3.46% to  -2.82%
        2000 ............   0.95% to 1.45%    56,362      8.97 to  9.26        508,656       11.84%     -10.66% to  -7.44% (b)
        1999 ............       1.30%         49,637          10.04            498,493        8.80%             0.67%

     Federated Intermediate Income Fund - Institutional Service Class
        2003 ............   0.95% to 1.75%    22,611     12.49 to 12.17        280,879        5.02%       5.03% to   4.18%
        2002 ............   0.95% to 1.45%    15,511     11.76 to 11.89        183,786        4.85%       7.33% to   7.88%
        2001 ............   0.95% to 1.00%     8,388     11.02 to 11.03         92,479        5.55%       6.30% to   6.36%

     Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
        2003 ............   0.95% to 2.05%   160,643     13.15 to 12.62      2,259,338        6.43%      11.80% to  10.56%
        2002 ............   0.95% to 2.05%   184,343     11.42 to 12.87      2,314,552        6.83%       4.74% to   5.91%
        2001 ............   0.95% to 1.90%   164,544     10.93 to 12.20      1,961,012        8.14%       5.27% to   6.30%
        2000 ............   0.95% to 1.45%   129,296     10.41 to 11.51      1,466,071        8.57%       3.44% to   4.46% (b)
        1999 ............       1.30%        139,182          11.13          1,549,200        7.48%            -3.61%

     Fidelity(R) Advisor Balanced Fund - Class A
        2003 ............   0.95% to 1.70%    84,334      9.79 to 9.52         820,544        2.29%      16.75% to  15.87%
        2002 ............   0.95% to 1.70%    81,046      8.22 to 8.38         676,669        2.76%     -10.35% to  -9.66%
        2001 ............   0.95% to 1.70%    71,335      9.16 to 9.28         660,892        3.11%      -3.40% to  -2.66%
        2000 ............   0.95% to 1.60%    28,454      9.49 to 9.54         271,045        2.86%      -5.06% to  -4.65% (a) (b)

     Fidelity(R) Advisor Balanced Fund - Class T
        2003 ............       1.30%         83,221          14.50          1,206,630        2.04%            16.02%
        2002 ............       1.30%         85,330          12.50          1,066,341        2.31%           -10.26%
        2001 ............       1.30%         86,449          13.92          1,203,797        2.61%            -3.19%
        2000 ............       1.30%         79,760          14.38          1,147,302        2.49%            -6.93%
        1999 ............       1.30%         86,087          15.46          1,330,505        2.54%             3.14%

     Fidelity(R) Advisor Equity Growth Fund - Class A
        2003 ............   0.95% to 1.70%   176,059      6.42 to 6.27       1,126,698        0.00%      30.82% to  29.83%
        2002 ............   0.95% to 1.70%   103,982      4.83 to 4.91         508,932        0.00%     -31.71% to -31.19%
        2001 ............   0.95% to 1.70%    51,875      7.07 to 7.13         369,764        0.00%     -19.35% to -18.73%

     Fidelity(R) Advisor Equity Income Fund - Class A
        2003 ............   0.95% to 1.90%   287,775     11.53 to 11.13      3,300,260        1.05%      27.53% to  26.31%
        2002 ............   0.95% to 1.90%   207,180      8.81 to  9.04      1,864,143        0.99%     -17.11% to -16.31%
        2001 ............   0.95% to 1.70%   116,878     10.67 to 10.80      1,260,302        0.90%      -3.88% to  -3.14%
        2000 ............       1.30%             46          11.13                512        0.87%             7.93%

     Fidelity(R) Advisor Equity Income Fund - Class T
        2003 ............       1.30%        182,726          18.39          3,359,593        0.87%            26.74%
        2002 ............       1.30%        173,217          14.51          2,512,751        0.68%           -16.74%
        2001 ............       1.30%        145,153          17.42          2,528,949        0.58%            -3.70%
        2000 ............   0.95% to 1.45%   137,238     11.12 to 18.09      2,324,827        1.21%      11.16% to  11.53% (a) (b)
        1999 ............       1.30%        122,013          16.76          2,045,287        0.59%             1.87%

     Fidelity(R) Advisor Growth Opportunities Fund - Class A
        2003 ............   0.95% to 1.90%    55,941      7.03 to 6.79         390,109        0.36%      28.16% to  26.94%
        2002 ............   0.95% to 1.90%    41,447      5.35 to 5.48         226,006        0.90%     -23.82% to -23.08%
        2001 ............   0.95% to 1.80%    28,345      7.03 to 7.13         201,522        0.94%     -16.56% to -15.83%
        2000 ............   0.95% to 1.45%    18,842      8.44 to 8.47         159,487        0.00%     -15.57% to -15.29% (a) (b)

     Fidelity(R) Advisor Growth Opportunities Fund - Class T
        2003 ............       1.30%        370,410          12.61          4,670,127        0.15%            27.58%
        2002 ............       1.30%        375,670           9.88          3,712,674        0.44%           -23.44%
        2001 ............       1.30%        414,206          12.91          5,347,103        0.58%           -16.25%
        2000 ............       1.30%        443,491          15.41          6,835,757        0.00%           -19.31%
        1999 ............       1.30%        488,519          19.10          9,331,374        0.79%             2.53%

     Fidelity(R) Advisor High Income Advantage Fund - Class T
        2003 ............   0.95% to 1.90%   269,387     11.99 to 11.57      3,879,384       12.40%      42.27% to  40.90%
        2002 ............   0.95% to 1.90%   222,978      8.21 to 10.88      2,304,935        8.25%      -5.85% to  -4.94%
        2001 ............   0.95% to 1.80%   198,014      8.74 to 11.48      2,238,779        9.34%      -2.97% to  -2.13%
        2000 ............   0.95% to 1.45%   215,515      9.02 to 11.77      2,521,450        8.94%     -12.25% to  -9.45% (b)
        1999 ............       1.30%        219,180          13.42          2,940,818        7.71%             6.95%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                    Investment
                                     Expense                       Unit           Contract        Income          Total
                                     *Rate*        Units        Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   ---------------   --------------   ----------  -----------------
     Fidelity(R) Advisor Overseas Fund - Class A
        2003..................   0.95% to 1.50%     77,409   $  8.21 to 8.06     $  631,056         1.45%    42.94% to  42.15%
        2002..................   0.95% to 1.45%      4,402      5.68 to 5.74         25,233         0.00%   -21.29% to -20.89%
        2001..................   0.95% to 1.20%      5,894      7.24 to 7.26         42,703         0.00%   -21.09% to -20.89%

     Fidelity(R) Asset Manager(TM)
        2003..................        1.30%        231,668         19.40          4,494,463         2.56%          15.65%
        2002..................        1.30%        242,946         16.77          4,075,286         3.22%          -9.25%
        2001..................        1.30%        284,944         18.48          5,266,966         3.93%          -5.18%
        2000..................        1.30%        299,977         19.49          5,848,009         3.53%           1.06%
        1999..................        1.30%        290,579         19.29          5,605,426         3.16%          12.11%

     Fidelity(R) Capital & Income Fund
        2003..................        1.30%         11,090         61.31            679,880         8.32%          37.32%
        2002..................        1.30%         12,054         44.64            538,152         6.64%          -1.71%
        2001..................        1.30%         13,985         45.42            635,168         8.47%          -5.94%
        2000..................        1.30%         15,364         48.29            741,878         8.55%         -10.58%
        1999..................        1.30%         17,840         54.00            963,363         8.56%          11.73%

     Fidelity(R) Equity-Income Fund
        2003..................        1.30%        119,162         87.75         10,456,879         1.52%          28.27%
        2002..................        1.30%        121,343         68.41          8,301,198         1.53%         -18.24%
        2001..................        1.30%        137,625         83.67         11,515,266         1.45%          -6.26%
        2000..................        1.30%        146,711         89.26         13,095,396         1.53%           7.14%
        1999..................        1.30%        193,545         83.31         16,124,891         1.41%           5.76%

     Fidelity(R) Magellan(R)Fund
        2003 .................        1.30%        837,429         26.04         21,806,684         0.82%          23.20%
        2002 .................        1.30%        941,898         21.14         19,908,044         0.65%         -24.66%
        2001 .................        1.30%      1,116,333         28.05         31,317,101         0.41%         -12.81%
        2000 .................        1.30%      1,162,034         32.17         37,387,941         0.22%         -10.47%
        1999 .................        1.30%      1,080,953         35.94         38,844,976         0.60%          22.44%

     Fidelity(R) Puritan(R)Fund
        2003 .................        1.30%        407,038         26.31         10,711,174         2.57%          20.61%
        2002 .................        1.30%        455,032         21.82          9,927,580         2.97%          -9.11%
        2001 .................        1.30%        526,520         24.00         12,638,717         3.28%          -2.35%
        2000 .................        1.30%        546,155         24.58         13,425,361         3.00%           6.38%
        1999 .................        1.30%        637,179         23.11         14,723,211         3.26%           1.52%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2003 .................        1.30%          2,909         21.81             63,450         7.17%          25.61%
        2002 .................        1.30%          2,911         17.36             50,542        12.13%           2.10%
        2001 .................        1.30%          4,118         17.01             70,036        13.13%         -12.89%
        2000 .................        1.30%          4,173         19.52             81,470         7.51%         -23.48%
        1999 .................        1.30%          4,175         25.51            106,516         9.87%           6.75%

     Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
        2003 .................   0.95% to 1.90%    436,986    12.74 to 12.30      5,924,590         1.40%    24.98% to  23.79%
        2002 .................   0.95% to 1.90%    380,780     9.93 to 11.45      4,163,804         1.27%   -12.89% to -12.04%
        2001 .................   0.95% to 1.90%    261,828    11.40 to 13.07      3,278,385         1.29%     3.91% to   4.93%
        2000 .................   1.20% to 1.30%     48,756    11.02 to 12.50        601,898         3.15%    10.21% to  11.95%(a)
        1999 .................        1.30%         26,055         11.16            290,896         1.84%          13.14%

     Franklin Small Cap Growth Fund I - Class A
        2003 .................   0.95% to 1.90%    289,019     6.39 to  6.17      1,840,506         0.00%    36.37% to  35.06%
        2002 .................   0.95% to 1.90%    185,549     4.57 to  4.69        866,959         0.00%   -30.92% to -30.25%
        2001 .................   0.95% to 1.70%    127,318     6.64 to  6.72        854,058         0.36%   -21.89% to -21.29%
        2000 .................   0.95% to 1.55%     51,710     8.51 to  8.54        441,355         1.20%   -14.93% to -14.59%(a)(b)

     Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
        2003 .................   0.95% to 1.85%     77,941    14.91 to 14.47      1,154,090         0.48%    28.35% to  27.18%
        2002 .................   0.95% to 1.70%     42,332    11.42 to 11.62        489,094         0.94%    -7.56% to  -6.86%
        2001 .................   0.95% to 1.70%     19,653    12.35 to 12.47        244,496         1.96%    15.69% to  16.58%

     Gartmore Bond Fund - Class D
        2003 .................   0.95% to 2.05%     35,896    13.16 to 12.63        470,273         5.21%     5.38% to   4.21%
        2002 .................   0.95% to 2.05%     39,246    12.12 to 12.49        488,618         5.35%     7.03% to   8.23%
        2001 .................   0.95% to 1.70%     34,240    11.40 to 11.54        393,896         4.93%     7.97% to   8.80%
        2000 .................   0.95% to 1.45%        839    10.57 to 10.61          8,889         6.66%     5.73% to   6.09%(a)(b)

                                    Contract                                                 Investment
                                    Expense                     Unit           Contract        Income           Total
                                     *Rate*       Units      Fair Value     Owners' Equity      Ratio**         Return***
                                 -------------   -------   --------------   --------------   ----------   -----------------
     Tax qualified
        2003 .................        1.30%       36,727   $    54.53         $2,002,584        5.21%            5.01%
        2002 .................        1.30%       39,588        51.93          2,055,664        5.35%            7.85%
        2001 .................        1.30%       34,762        48.15          1,673,737        4.93%            8.41%
        2000 .................        1.30%       32,956        44.41          1,463,699        6.66%            6.00%
        1999 .................        1.30%       37,478        41.90          1,570,278        6.00%           -4.05%

     Non-tax qualified
        2003 .................        1.30%           72        54.29              3,909        5.21%            5.01%
        2002 .................        1.30%           72        51.70              3,748        5.35%            7.85%
        2001 .................        1.30%           73        47.94              3,500        4.93%            8.41%
        2000 .................        1.30%           73        44.22              3,228        6.66%            6.00%
        1999 .................        1.30%           73        41.72              3,045        6.00%           -4.05%

     Gartmore Government Bond Fund - Class D
        2003 .................   0.95% to 1.90%  473,517   13.04 to 12.59      6,686,754        4.09%       0.93% to -0.04%
        2002 .................   0.95% to 1.90%  507,979   12.59 to 14.99      7,158,033        3.97%       8.87% to  9.93%
        2001 .................   0.95% to 1.90%  197,497   11.57 to 13.69      2,497,854        4.99%       5.94% to  6.97%
        2000 .................   0.95% to 1.30%   39,451   10.97 to 12.85        496,638        5.36%       9.69% to 11.44%(a)
        1999 .................        1.30%       38,138        11.53            439,725        5.67%           -3.24%

     Gartmore Growth Fund - Class A
        2003 .................   0.95% to 1.45%   33,909   10.17 to 10.17        344,961        0.00%       1.74% to 1.72%(a)(b)

     Gartmore Growth Fund - Class D
        2003 .................   0.95% to 1.45%   38,281    4.90 to  4.81        186,771        0.04%      31.76% to  31.10%
        2002 .................   1.00% to 1.45%   12,687    3.67 to  3.72         46,876        0.00%     -29.74% to -29.42%
        2001 .................   0.95% to 1.45%   15,463    5.23 to  5.27         81,234        0.00%     -28.84% to -28.48%
        2000 .................   0.95% to 1.45%    7,383    7.34 to  7.37         54,365        0.00%     -26.55% to -26.31%(a)(b)

     Tax qualified
        2003 .................        1.30%       21,965        59.87          1,315,025        0.04%           31.30%
        2002 .................        1.30%       19,736        45.60            899,907        0.00%          -29.63%
        2001 .................        1.30%       20,929        64.80          1,356,183        0.00%          -28.73%
        2000 .................        1.30%       19,276        90.92          1,752,611        0.00%          -31.17%
        1999 .................        1.30%       26,654       132.10          3,520,962        0.18%           15.12%

     Non-tax qualified
        2003 .................        1.30%          116        63.21              7,333        0.04%           31.30%
        2002 .................        1.30%          116        48.15              5,599        0.00%          -29.63%
        2001 .................        1.30%          179        68.42             12,247        0.00%          -28.73%
        2000 .................        1.30%          198        96.00             19,008        0.00%          -31.17%
        1999 .................        1.30%          208       139.48             29,012        0.18%           15.12%

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2003 .................   0.95% to 1.50%   10,009    9.89 to  9.75         98,367        1.58%      17.29% to  16.64%
        2002 .................   1.20% to 1.50%    7,874    8.36 to  8.40         66,041        2.25%     -13.63% to -13.37%
        2001 .................   1.20% to 1.30%    8,363    9.69 to  9.70         81,050        1.08%      -3.09% to  -3.05%(a)(b)

     Gartmore ID Aggressive Fund - Service Class
        2003 .................   0.95% to 1.50%   47,094    8.75 to  8.60        409,355        1.12%      30.44% to  29.72%
        2002 .................   0.95% to 1.50%   12,677    6.63 to  6.71         84,519        0.75%     -19.63% to -19.18%
        2001 .................   1.20% to 1.40%    1,341    8.25 to  8.28         11,072        0.34%     -12.69% to -12.52%

     Gartmore ID Conservative Fund - Service Class
        2003 .................   0.95% to 1.50%   73,292   10.78 to 10.59        787,586        2.03%       6.63% to  6.04%
        2002 .................   0.95% to 1.45%   32,226   10.00 to 10.11        324,890        7.25%      -0.94% to -0.44%
        2001 .................        1.35%           19        10.10                192        7.29%            0.75%

     Gartmore ID Moderate Fund - Service Class
        2003 .................   0.95% to 1.75%  109,099    9.76 to  9.51      1,057,085        1.90%      18.57% to  17.61%
        2002 .................   0.95% to 1.75%   52,794    8.08 to  8.23        433,241        2.51%     -11.14% to -10.41%
        2001 .................   0.95% to 1.45%   20,377    9.13 to  9.19        187,135        2.13%      -6.14% to  -5.66%

     Gartmore ID Moderately Aggressive Fund - Service Class
        2003 .................   0.95% to 1.50%  155,282    9.20 to  9.03      1,418,116        1.19%      25.11% to  24.42%
        2002 .................   0.95% to 1.50%   21,384    7.26 to  7.35        156,352        1.31%     -15.72% to -15.25%
        2001 .................   1.35% to 1.45%      195    8.62 to  8.63          1,681        1.19%     -10.11% to -10.02%

     Gartmore ID Moderately Conservative Fund - Service Class
        2003 .................   0.95% to 1.50%   80,598   10.36 to 10.17        831,220        1.27%      12.45% to  11.83%
        2002 .................   1.20% to 1.45%    9,259    9.10 to  9.16         84,474        2.32%      -5.63% to  -5.39%
        2001 .................        1.50%          141         9.64              1,360        2.06%           -2.65%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                   Contract                                                    Investment
                                   Expense                        Unit            Contract       Income           Total
                                    *Rate*        Units        Fair Value     Owners' Equity     Ratio**          Return***
                                -------------   ---------   ---------------   --------------   ----------   -----------------
     Gartmore Large Cap Value Fund - Class A
        2003 ................   0.95% to 1.90%     99,480   $11.47 to 11.07     $ 1,115,437       1.03%      26.81% to  25.60%
        2002 ................   0.95% to 1.90%     64,810     8.76 to  9.04         572,276       0.84%     -15.43% to -14.61%
        2001 ................   0.95% to 1.50%     56,771    10.30 to 10.59         589,278       1.05%      -6.22% to  -5.69%
        2000 ................   1.20% to 1.30%     11,972    10.96 to 11.21         131,235       1.73%      12.11% to  13.95%(a)
        1999 ................        1.30%            109          9.62               1,048       0.76%           -5.97%

     Gartmore Money Market Fund - Prime Shares
        2003 ................        1.30%        464,749         23.03          10,703,514       0.65%           -0.69%
        2002 ................        1.30%        588,136         23.19          13,639,591       1.09%           -0.19%
        2001 ................        1.30%        645,265         23.24          14,992,880       3.53%            2.11%
        2000 ................        1.30%        594,611         22.76          13,530,932       5.24%            4.53%
        1999 ................        1.30%        621,449         21.77          13,528,742       4.21%            3.32%

     Tax qualified
        2003 ................        1.30%          7,279         29.00             211,093       0.65%           -0.69%
        2002 ................        1.30%         44,653         29.20           1,303,965       1.09%           -0.19%
        2001 ................        1.30%         13,826         29.26             404,517       3.53%            2.11%
        2000 ................        1.30%         24,257         28.65             695,065       5.24%            4.53%
        1999 ................        1.30%         27,248         27.41             746,930       4.21%            3.32%

     Non-tax qualified
        2003 ................        1.30%            827         29.18              24,135       0.65%           -0.69%
        2002 ................        1.30%            830         29.39              24,405       1.09%           -0.19%
        2001 ................        1.30%            833         29.44              24,526       3.53%            2.11%
        2000 ................        1.30%            836         28.84              24,106       5.24%            4.53%
        1999 ................        1.30%            838         27.59              23,117       4.21%            3.32%

     Gartmore Money Market Fund - Service Class
        2003 ................   0.95% to 2.25%  1,054,174    10.54 to  9.72      11,007,017       0.53%      -0.45% to  -1.76%
        2002 ................   0.95% to 1.90%    767,343    10.32 to 10.59       8,076,213       0.95%      -0.91% to   0.05%
        2001 ................   0.95% to 1.75%    456,054    10.44 to 10.58       4,813,949       3.25%       1.57% to   2.40%
        2000 ................   0.95% to 1.55%    173,280    10.29 to 10.33       1,787,584       3.24%       2.91% to   3.33%(a)(b)

     Gartmore Nationwide(R) Fund - Class D
        2003 ................   0.95% to 1.65%     37,314     8.61 to  8.39         319,313       0.81%      25.89% to  25.00%
        2002 ................   0.95% to 1.90%     14,376     6.67 to  6.84          97,884       0.83%     -18.70% to -17.92%
        2001 ................   0.95% to 1.80%     24,097     8.21 to  8.33         200,101       0.60%     -13.54% to -12.79%
        2000 ................   0.95% to 1.45%     10,216     9.52 to  9.56          97,549       0.75%      -4.77% to  -4.45%(a)(b)

     Tax qualified
        2003 ................        1.30%         50,848        106.25           5,402,439       0.81%           25.45%
        2002 ................        1.30%         51,953         84.69           4,400,104       0.83%          -18.21%
        2001 ................        1.30%         53,874        103.55           5,578,402       0.60%          -13.10%
        2000 ................        1.30%         56,473        119.15           6,728,781       0.75%           -3.56%
        1999 ................        1.30%         69,097        123.55           8,537,108       0.82%           -1.53%

     Non-tax qualified
        2003 ................        1.30%             56        110.67               6,197       0.81%           25.45%
        2002 ................        1.30%             60         88.22               5,269       0.83%          -18.21%
        2001 ................        1.30%             92        107.85               9,922       0.60%          -13.10%
        2000 ................        1.30%            122        124.11              15,141       0.75%           -3.56%
        1999 ................        1.30%            149        128.69              19,175       0.82%           -1.53%

     Gartmore Value Opportunities Fund - Class A
        2003 ................   0.95% to 1.60%     15,946    12.42 to 12.16         196,853       0.07%      35.40% to  34.51%
        2002 ................   0.95% to 1.60%      4,444     9.04 to  9.17          40,469       0.68%     -15.73% to -15.18%
        2001 ................   1.25% to 1.50%        313    10.74 to 10.78           3,366       0.53%       0.31% to   0.57%

     INVESCO Dynamics Fund - Investor Class
        2003 ................   0.95% to 1.70%    833,176     5.20 to  5.06       6,557,162       0.00%      36.96% to  35.93%
        2002 ................   0.95% to 1.70%    758,031     3.72 to  7.09       4,438,708       0.00%     -34.22% to -33.72%
        2001 ................   0.95% to 1.80%    857,934     5.65 to 10.74       7,890,231       0.00%     -34.11% to -33.53%
        2000 ................   0.95% to 1.65%    769,129     8.58 to 16.22      11,510,996       0.00%     -14.21% to  -8.96%(a)(b)
        1999 ................        1.30%        198,949         17.81           3,543,551       0.00%           69.57%

     INVESCO Small Company Growth Fund - Investor Class
        2003 ................   0.95% to 1.65%     92,094     6.22 to  6.06         569,039       0.00%      32.23% to  31.29%
        2002 ................   0.95% to 1.65%    288,252     4.61 to  4.70       1,346,521       0.00%     -32.52% to -32.04%
        2001 ................   0.95% to 1.65%     51,770     6.84 to  6.92         357,182       0.00%     -22.23% to -21.67%
        2000 ................   0.95% to 1.65%     27,458     8.79 to  8.83         242,305       0.00%     -12.06% to -11.65%(a)(b)

                               Contract                                                     Investment
                                Expense                        Unit           Contract        Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            --------------   ---------   ---------------   --------------   ----------   -----------------
     INVESCO Total Return Fund - Investor Class
        2003 ............   0.95% to 2.05%      43,049   $  9.66 to 9.27     $   411,647       1.49%      15.31% to  14.03%
        2002 ............   0.95% to 2.05%      44,076      8.13 to 8.37         366,162       1.67%     -14.24% to -13.28%
        2001 ............   0.95% to 1.70%      28,394      9.54 to 9.66         272,989       1.83%      -2.62% to  -1.88%
        2000 ............   0.95% to 1.45%      12,698      9.81 to 9.84         124,767       1.21%      -1.92% to  -1.59% (a) (b)

     Janus Adviser Balanced Fund
        2003 ............   0.95% to 1.90%     148,887      9.64 to 9.34       1,427,611       1.93%      12.92% to  11.84%
        2002 ............   0.95% to 1.70%     107,570      8.39 to 8.53         915,474       2.04%      -8.16% to  -7.46%
        2001 ............   0.95% to 1.70%      33,047      9.13 to 9.22         304,374       2.69%      -6.47% to  -5.75%
        2000 ............        0.95%             350         9.78                3,424       0.00%           2.17%        (a) (b)

     Janus Adviser International Fund
        2003 ............   1.20% to 1.50%     109,672      6.66 to 6.60         730,459       0.97%      33.16% to  32.76%
        2002 ............   1.05% to 1.45%       7,960      4.97 to 5.02          39,797       0.66%     -26.70% to -26.40%
        2001 ............   1.05% to 1.60%       2,188      6.77 to 6.82          14,898       0.72%     -24.03% to -23.60%

     Janus Adviser Worldwide Fund
        2003 ............   0.95% to 1.90%     212,407      6.16 to 5.97       1,299,031       0.63%      21.67% to  20.50%
        2002 ............   0.95% to 1.90%     189,431      4.96 to 5.06         954,394       0.38%     -27.41% to -26.71%
        2001 ............   0.95% to 1.80%     153,530      6.84 to 6.91       1,058,035       0.19%     -22.51% to -21.83%
        2000 ............   0.95% to 1.60%      53,006      8.82 to 8.84         468,310       1.19%     -11.75% to -11.61% (a) (b)

     Janus Fund
        2003 ............   0.95% to 2.05%     840,546     5.47 to  5.25      11,013,476       0.00%      30.46% to  29.01%
        2002 ............   0.95% to 2.05%     927,009     4.07 to 12.76       9,380,070       0.00%     -29.05% to -28.25%
        2001 ............   0.95% to 1.80%   1,057,293     5.76 to 17.85      15,177,679       0.00%     -27.47% to -26.81%
        2000 ............   0.95% to 1.65%     913,185     7.94 to 24.48      20,444,762       1.59%     -30.64% to -16.01%
        1999 ............        1.30%         595,937        29.15           17,368,953       0.00%           45.22%

     Janus Twenty Fund
        2003 ............   0.95% to 1.90%   1,367,638     4.51 to  4.35      22,785,027       0.51%      24.12% to  22.93%
        2002 ............   0.95% to 1.90%   1,505,246     3.54 to 18.40      20,571,379       0.59%     -25.47% to -24.74%
        2001 ............   0.95% to 1.80%   1,693,929     4.75 to 24.54      30,903,488       0.72%     -30.49% to -29.88%
        2000 ............   0.95% to 1.65%   1,486,294     6.85 to 35.12      43,844,720       0.00%     -33.29% to -31.21% (a) (b)
        1999 ............        1.30%         995,837        52.64           52,422,689       0.32%           62.76%

     Janus Worldwide Fund
        2003 ............   0.95% to 1.50%     745,134     5.42 to  5.31      10,109,603       0.94%      23.06% to  22.37%
        2002 ............   0.95% to 1.50%     864,427     4.34 to 11.28       9,510,531       0.72%     -27.13% to -26.72%
        2001 ............   0.95% to 1.50%   1,078,979     5.96 to 15.44      15,661,803       0.02%     -24.04% to -23.61%
        2000 ............   0.95% to 1.60%   1,166,203     7.84 to 20.29      22,278,531       1.28%     -21.61% to -17.95% (a) (b)
        1999 ............        1.30%         769,694        24.73           19,032,832       0.05%           62.24%

     Lazard Small Cap Portfolio - Open Shares
        2003 ............   0.95% to 1.90%     168,554    14.02 to 13.54       2,558,176       0.00%      37.25% to  35.93%
        2002 ............   0.95% to 1.90%     255,464     9.96 to 11.25       2,744,647       0.00%     -19.39% to -18.60%
        2001 ............   0.95% to 1.90%     103,663    12.35 to 13.87       1,414,930       0.13%      15.44% to  16.56%
        2000 ............   0.95% to 1.30%      35,484    10.75 to 11.94         419,757       0.92%       7.52% to  14.11% (a) (b)
        1999 ............        1.30%          17,391        10.46              181,986       0.21%            0.15%

     MFS(R)Strategic Income Fund - Class A+
        2003 ............        1.30%          61,538        12.05              741,264       6.42%           12.30%
        2002 ............        1.30%          39,645        10.73              425,225       6.58%            5.99%
        2001 ............        1.30%          34,722        10.12              351,384       2.62%            1.20%       (a) (b)
        2000 ............        1.30%          11,595        35.77              414,719       0.00%            0.07%
        1999 ............        1.30%          14,393        35.74              514,430       6.07%           -4.76%

     Nationwide(R)Bond Index Fund - Class A
        2003 ............   0.95% to 1.65%      14,144    12.35 to 12.07         173,477       4.05%       2.20% to   1.47%
        2002 ............   0.95% to 1.45%       8,533    11.95 to 12.09         102,628       4.20%       7.87% to   8.41%
        2001 ............   0.95% to 1.25%       1,128    11.11 to 11.15          12,549       4.64%       5.80% to   6.13%

     Nationwide(R)International Index Fund - Class A
        2003 ............   1.10% to 1.90%      86,263     8.15 to  7.94         700,429       1.07%      35.53% to  34.43%
        2002 ............   1.10% to 1.90%         564     5.90 to  6.01           3,377       1.86%     -19.27% to -18.61%
        2001 ............   1.20% to 1.45%         257     7.35 to  7.38           1,893       0.53%     -23.65% to -23.45%

     Nationwide(R)Large Cap Growth Fund - Class A
        2002 ............   1.20% to 1.45%      41,537     4.12 to  5.63         214,128       0.00%     -29.31% to -29.13%
        2001 ............   0.95% to 1.45%      13,422     5.83 to  7.96          97,173       0.00%     -21.90% to -21.50%
        2000 ............   0.95% to 1.30%      15,959     7.48 to 10.18         159,230       0.00%     -25.23% to -24.03% (a)
        1999 ............        1.30%           1,471        13.39               19,703       0.00%           32.82%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                               Contract                                                    Investment
                                Expense                      Unit            Contract        Income           Total
                                 Rate*        Units       Fair Value      Owners' Equity     Ratio**         Return***
                            --------------   -------   ----------------   --------------   ----------   ------------------
     Nationwide(R)Mid Cap Market Index Fund - Class A
        2003 ............   0.95% to 1.90%    40,923   $ 10.63 to 10.31     $   433,003       0.39%      33.11% to   31.83%
        2002 ............   0.95% to 1.90%    32,942      7.82 to  7.99         262,216       0.43%     -16.89% to  -16.08%
        2001 ............   0.95% to 1.45%     1,678      9.46 to  9.52          15,935       0.74%      -3.21% to   -2.72%

     Nationwide(R)Mutual Funds - Prestige Balanced Fund - Class A
        2000 ............        1.30%           396         10.53                4,169       2.80%            -2.60%
        1999 ............        1.30%           355         10.81                3,837       0.00%             7.72%

     Nationwide(R)S&P 500 Index Fund - Service Class
        2003 ............   0.95% to 2.25%   423,786      7.55 to  8.48       3,324,284       1.02%       26.57% to  24.92%
        2002 ............   0.95% to 2.05%   374,477      5.79 to  6.96       2,315,159       0.92%      -24.26% to -23.41%
        2001 ............   0.95% to 1.80%   299,497      7.68 to  9.12       2,460,849       0.69%      -13.92% to -13.17%
        2000 ............   0.95% to 1.65%   200,543      8.93 to 10.54       1,880,226       0.47%      -10.85% to -10.29% (a) (b)
        1999 ............        1.30%        17,851         11.82              210,947       0.74%            17.99%

     Nationwide(R)Small Cap Fund - Class A
        2003 ............   0.95% to 1.65%   153,649     11.64 to 11.34       2,125,948       0.00%       46.61% to  45.57%
        2002 ............   0.95% to 1.45%    74,127      7.83 to  9.74         707,046       0.00%      -19.73% to -19.32%
        2001 ............   0.95% to 1.45%    39,865      9.76 to 12.12         476,153       0.00%       -3.32% to  -2.82%
        2000 ............   0.95% to 1.30%    23,848     10.11 to 12.51         297,875       0.00%        1.08% to   3.17% (a)
        1999 ............        1.30%         8,135         12.13               98,664       0.01%            17.08%

     Nationwide(R) Small Cap Index Fund - Class A
        2003 ............   0.95% to 1.65%    27,945     10.76 to 10.52         298,888       0.49%       44.06% to  43.05%
        2002 ............   0.95% to 1.50%     7,171      7.38 to  7.47          53,271       1.32%      -22.13% to -21.69%
        2001 ............   0.95% to 1.50%       846      9.48 to  9.54           8,046       0.72%        0.14% to   0.70%

     Neuberger Berman EF - Guardian Fund - Investor Class Shares
        2003 ............        1.30%       193,335         16.89            3,265,121       0.29%            33.38%
        2002 ............        1.30%       241,595         12.66            3,058,980       0.82%           -26.71%
        2001 ............        1.30%       291,417         17.28            5,034,831       0.81%            -3.13%
        2000 ............        1.30%       321,714         17.84            5,737,780       0.62%            -3.13%

     Neuberger Berman EF - Partners Fund - Investor Class Shares
        2003 ............        1.30%       201,663         25.08            5,057,026       0.03%            34.11%
        2002 ............        1.30%       209,534         18.70            3,917,971       0.15%           -25.80%
        2001 ............        1.30%       247,749         25.20            6,243,516       0.36%            -4.29%
        2000 ............        1.30%       250,980         26.33            6,608,638       0.63%            -0.73%
        1999 ............        1.30%       311,323         26.52            8,257,499       1.02%             6.40%

     Neuberger Berman ET - Genesis Fund - Trust Class Shares
        2003 ............   0.95% to 1.90%   606,006     16.49 to 15.92      10,220,042       0.00%       30.40% to 29.16%
        2002 ............   0.95% to 1.90%   507,180     12.33 to 13.18       6,601,375       0.00%       -4.84% to -3.92%
        2001 ............   0.95% to 1.65%   327,635     13.01 to 13.76       4,458,041       0.00%       10.22% to 11.01%
        2000 ............   0.95% to 1.45%   130,513     11.82 to 12.44       1,618,992       0.00%       18.19% to 30.78% (a) (b)
        1999 ............        1.30%        71,239          9.51              677,694       0.54%             2.66%

     Neuberger Berman ET - Guardian Fund - Trust Class Shares
        2003 ............   0.95% to 1.55%    39,493      8.95 to  8.75         350,024       0.20%       33.73% to  32.92%
        2002 ............   0.95% to 1.55%    39,007      6.58 to  6.69         259,236       0.88%      -27.06% to -26.61%
        2001 ............   0.95% to 1.55%    26,591      9.02 to  9.11         241,440       0.97%       -3.46% to  -2.86%
        2000 ............   0.95% to 1.45%     6,805      9.35 to  9.38          63,775       0.43%       -6.48% to  -6.17% (a) (b)
        1999 ............        1.30%       379,737         18.41            6,991,351       0.00%             7.05%

     Neuberger Berman ET - Partners Fund - Trust Class Shares
        2003 ............   0.95% to 1.90%    23,117      9.73 to  9.39         223,623       0.00%       34.37% to  33.09%
        2002 ............   0.95% to 1.90%    20,457      7.06 to  7.24         147,302       0.00%      -26.34% to -25.62%
        2001 ............   0.95% to 1.45%    19,125      9.65 to  9.74         185,603       0.29%       -4.66% to  -4.17%
        2000 ............   0.95% to 1.20%     4,165     10.14 to 10.16          42,290       1.22%        1.43% to   1.60% (a) (b)

     Neuberger Berman Limited Maturity Bond Fund(R)- Investor Class Shares
        2003 ............        1.30%        97,423         14.31            1,394,009       3.71%             1.20%
        2002 ............        1.30%        89,370         14.14            1,263,616       4.77%             3.74%
        2001 ............        1.30%        87,855         13.63            1,197,430       5.09%             6.99%
        2000 ............        1.30%        60,106         12.74              765,668       5.35%             5.32%
        1999 ............        1.30%       119,912         12.10            1,450,390       6.54%             0.32%

                               Contract                                                      Investment
                                Expense                       Unit            Contract         Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity       Ratio**         Return***
                            --------------   ---------   ---------------   ---------------   ----------   -----------------
     Oppenheimer Capital Appreciation Fund A
        2003 ............   0.95% to 1.80%     213,208   $ 7.37 to  7.17     $ 1,565,653        0.00%      28.23% to  27.13%
        2002 ............   0.95% to 1.80%      98,464     5.64 to  5.75         563,983        0.00%     -27.59% to -26.96%
        2001 ............   0.95% to 1.70%      48,520     7.80 to  7.87         381,399        0.00%     -14.19% to -13.53%
        2000 ............        1.10%             587         9.10                5,342        0.00%            -9.00%      (a) (b)

     Oppenheimer Champion Income Fund A
        2003 ............   0.95% to 1.45%       6,563    11.24 to 11.21          73,749        5.79%      12.45% to 12.06%  (a) (b)

     Oppenheimer Global Fund A
        2003 ............   0.95% to 2.25%     799,413     9.06 to  9.80      17,127,357        0.80%      41.72% to  39.86%
        2002 ............   0.95% to 1.90%     645,872     6.23 to 25.81      11,057,926        0.00%     -23.92% to -23.19%
        2001 ............   0.95% to 1.90%   1,741,535     8.19 to  8.32      14,413,609        0.00%     -13.49% to -12.64%
        2000 ............   0.95% to 1.65%     468,999     9.48 to 38.73      15,441,947        0.01%      -5.19% to  2.72%  (a) (b)
        1999 ............        1.30%         315,244        37.71           11,886,726        0.65%            56.42%

     Oppenheimer Strategic Income Fund - Class A
        2003 ............   0.95% to 1.45%      18,797    12.74 to 12.54         237,385        4.89%      18.46% to 17.86%
        2002 ............   1.20% to 1.45%       8,948    10.64 to 10.70          95,479        6.94%       5.30% to  5.56%
        2001 ............   1.25% to 1.45%       2,330    10.10 to 10.13          23,590       15.96%       2.06% to  2.27%

     Phoenix-Oakhurst Balanced Fund - Class A
        2003 ............        1.30%          53,906        18.40              991,782        2.02%            17.06%
        2002 ............        1.30%          48,209        15.72              757,712        2.61%           -12.71%
        2001 ............        1.30%          48,287        18.01              869,481        2.71%             0.59%
        2000 ............        1.30%          49,220        17.90              881,067        2.56%            -1.67%
        1999 ............        1.30%          58,295        18.20            1,061,196        2.33%             9.32%

     PIMCO Total Return Fund - Class A
        2003 ............   0.95% to 2.25%     203,571    12.73 to 11.61       2,573,697        2.94%       4.07% to 2.70%
        2002 ............   0.95% to 1.80%     147,395    12.00 to 12.23       1,793,691        3.28%       7.67% to 8.60%
        2001 ............   0.95% to 1.50%      39,495    11.18 to 11.26         443,700        7.24%       7.33% to 7.93%
        2000 ............        0.95%             328        10.43                3,422        0.00%             4.34%      (a) (b)

     Putnam International Equity Fund - Class A
        2003 ............   1.20% to 1.50%      24,231    12.66 to 12.64         306,866        3.32%       26.65% to 26.39% (a) (b)

     Putnam Voyager Fund - Class A
        2003 ............   0.95% to 1.45%       6,455    11.77 to 11.73          75,971        0.00%       17.71% to 17.31% (a) (b)

     Strong Advisor Common Stock Fund - Class Z
        2003 ............   0.95% to 1.90%     332,850    10.28 to  9.92       4,210,020        0.00%      37.38% to  36.07%
        2002 ............   0.95% to 1.90%     305,307     7.29 to 10.88       2,890,786        0.00%     -20.80% to -20.03%
        2001 ............   0.95% to 1.70%     264,765     9.24 to 13.65       3,131,330        0.00%      -3.38% to  -2.64%
        2000 ............   0.95% to 1.45%     150,465     9.58 to 14.07       2,005,354        0.28%      -4.20% to  -2.48% (a) (b)
        1999 ............        1.30%          69,558        14.43            1,003,874        0.00%            38.53%

     Strong Advisor Mid Cap Growth Fund - Class Z
        2003 ............   0.95% to 1.50%      52,440     4.35 to  4.27         226,739        0.00%      32.98% to  32.24%
        2002 ............   0.95% to 1.45%      18,389     3.23 to  3.27          59,785        0.00%     -38.63% to -38.32%
        2001 ............   1.10% to 1.45%       2,739     5.27 to  5.29          14,464        0.00%     -31.87% to -31.63%
        2000 ............        1.10%             530         7.73                4,099        0.00%           -22.65%      (a) (b)

     Strong Growth and Income Fund
        2003 ............   0.95% to 1.85%      33,718     6.59 to  6.40         221,102        0.19%      23.26% to  22.14%
        2002 ............   0.95% to 1.45%      18,511     5.29 to  5.35          98,434        0.01%     -22.97% to -22.57%
        2001 ............   0.95% to 1.45%       2,793     6.86 to  6.91          19,241        0.00%     -21.23% to -20.83%

     Strong Large Cap Growth Fund
        2003 ............        1.30%         104,342        20.90            2,180,594        0.00%            25.19%
        2002 ............        1.30%         109,741        16.69            1,832,011        0.00%           -30.81%
        2001 ............        1.30%         139,555        24.13            3,367,016        0.00%           -33.16%
        2000 ............        1.30%         151,240        36.09            5,458,905        0.00%           -14.53%
        1999 ............        1.30%         115,792        42.23            4,889,682        0.00%            57.67%

     Templeton Foreign Fund - Class A
        2003 ............   0.95% to 1.65%     491,545    11.18 to 10.89       7,349,490        1.99%      29.28% to 28.36%
        2002 ............   0.95% to 1.50%     397,854     8.52 to 13.67       4,892,982        1.65%     -10.02% to -9.51%
        2001 ............   0.95% to 1.60%     356,734     9.45 to 15.16       5,176,972        2.52%      -9.40% to -8.80%
        2000 ............   0.95% to 1.45%     338,696    10.44 to 16.69       5,595,312        2.24%      -4.91% to  4.78%  (a) (b)
        1999 ............        1.30%         334,228        17.55            5,864,856        3.11%            37.40%

     Van Kampen Growth and Income Fund - Class A
        2003 ............   0.95% to 1.45%      38,228    12.42 to 12.38         474,848        0.59%     24.24% to  23.82%  (a) (b)

                                                                     (Continued)
                                       55

                           NATIONWIDE VARIABLE ACCOUNT

                               Contract                                                   Investment
                               Expense                       Unit           Contract        Income           Total
                                Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   --------   ---------------   --------------   ----------   ----------------
     Van Kampen Growth Fund - Class A
        2003.............   0.95% to 1.45%    1,518    $12.30 to 12.26    $     18,651       0.00%      22.98% to 22.57% (a)(b)
     Van Kampen Real Estate Securities Fund - Class A
        2003.............   0.95% to 1.65%    5,655     12.77 to 12.71          72,097       2.27%      27.69% to 27.09% (a)(b)
     Victory VIF - Diversified Stock Fund Class A Shares
        2000.............   1.30% to 1.45%    6,012      9.48 to 10.53          63,184       0.46%     -12.16% to -7.70%
        1999.............       1.30%         4,361         11.99               52,287       0.06%          19.48%
     Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
        2003.............   1.20% to 1.25%      747     12.22 to 12.21           9,125       0.00%      22.16% to 22.12% (a)(b)
                                                                          ------------

     2003 Reserves for annuity contracts in payout phase:.............          86,845
                                                                          ------------
     2003 Contract owners' equity.....................................    $328,058,126
                                                                          ============
     2002 Reserves for annuity contracts in payout phase:.............          76,586
                                                                          ------------
     2002 Contract owners' equity.....................................    $261,873,293
                                                                          ============
     2001 Reserves for annuity contracts in payout phase:.............         112,595
                                                                          ------------
     2001 Contract owners' equity.....................................    $321,523,190
                                                                          ============
     2000 Reserves for annuity contracts in payout phase:.............         154,401
                                                                          ------------
     2000 Contract owners' equity.....................................    $358,914,405
                                                                          ============
     1999 Reserves for annuity contracts in payout phase:.............         225,036
                                                                          ------------
     1999 Contract owners' equity.....................................    $360,275,782
                                                                          ============

     * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

     (a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

     + Under a substitution order effective in 2001, the MFS(R) Strategic Income Fund - Class A was substituted for the MFS(R) Global Governments Fund - Class A. The financial highlights present data for the MFS(R) Global Governments Fund - Class A through 2000 and MFS(R) Strategic Income Fund - Class A thereafter.

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                                       56

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                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS. OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company